Schwab MarketMasters Funds(TM)
(formerly Schwab MarketManager Portfolios(R))

      ANNUAL REPORT
      October 31, 2002

      Schwab U.S.
      MarketMasters Fund(TM)

      Schwab Balanced
      MarketMasters Fund(TM)

      Schwab Small-Cap
      MarketMasters Fund(TM)

      Schwab International
      MarketMasters Fund(TM)




                                                           [CHARLES SCHWAB LOGO]

Four distinct funds, each combining the expertise of leading investment managers with Schwab's overall supervision.

In this report:

      Market overview ..............................     2

      Schwab U.S. MarketMasters Fund(TM) ...........     4

      Schwab Balanced MarketMasters Fund(TM) .......    15

      Schwab Small-Cap MarketMasters Fund(TM) ......    30

      Schwab International MarketMasters Fund(TM) ..    42

      Financial notes ..............................    55

      Proxy results ................................    60

      Fund trustees ................................    63

      Glossary .....................................    66

[PHOTO OF CHARLES R. SCHWAB]

Charles R. Schwab
Chairman and Co-CEO


Dear Shareholder,

Equity markets are traditionally seen as an indication of investor sentiment about the future, but there are times when they may appear to be more of a reflection of the present.

As the period covered by this report began, America was reeling from September
11. Coming at a time when there was widespread uncertainty about the direction of the economy and no uncertainty at all about recent direction of stock prices, the tragic events of 9/11 exacerbated the downward slide of stock prices. The result was a very disappointing 12 months for stock markets, in the U.S. and around the globe as well.

While many things have changed as a result of 9/11, the basic principles of investing remain very much the same. Concepts such as asset allocation and portfolio rebalancing are as timely and important as ever. So is dollar-cost averaging--a basic mathematical principle you can bring into play simply by investing a set amount on a regular schedule.

Stock investing should be a long-term proposition. Today's bad news often has an impact on equity markets. But over time, larger factors such as economic growth shape the broader trends. And it is these trends that long-term investing is all about.

I want to thank you for choosing SchwabFunds(R) during this difficult time for investors. We strive to help you reach your financial goals, and look forward to serving you in the future.

Sincerely,

/s/ Charles Schwab

Market overview

ECONOMIC WEAKNESS AND CORPORATE MALFEASANCE TOOK A HEAVY TOLL ON STOCKS.
The period covered by this report (11/1/01-10/31/02) saw Americans dealing with a range of issues, from the aftermath of September 11 to an economy that continued to send mixed signals about its current health and future prospects.

Stocks began the period on a positive note, having quickly recovered most of their post-9/11 losses. But growing worries about the economic impact of terrorism, weak corporate earnings, growing indications that a strong recovery was unlikely, and the revelation of fraudulent accounting and reporting practices at several prominent companies soon sent stock prices downward. All sectors in the S&P 500(R) Index posted negative returns for the report period.

By many indications, the economy itself actually was fairly solid during the report period, showing some improvement from the prior 12 months. However, that was not enough to support investor sentiment, given that markets were still contending with the exceptionally high stock prices created by the technology stock bubble of the late 1990's as well as concerns over corporate earnings and corporate governance.

Stocks did rebound in October 2002 as companies posted a second consecutive quarter of earnings growth (after five quarters of contraction). However, much of the earnings growth came from cost-cutting, rather than from revenue growth. After lowering short-term rates twice in late 2001, the Federal Reserve (the
Fed) held rates steady during the report period, although it signalled in August that further cuts may

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

-15.11%  S&P 500(R) INDEX: measures U.S. large-cap stocks
-11.57%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks
-13.21% MSCI-EAFE(R) INDEX: measures (In U.S. dollars) large-cap stock in Europe, Australiasia and the Far East
5.89% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market
1.81% THREE-MONTH U.S. TREASURY BILLS (T-BILLS): measures the short-term U.S. Treasury obligations

[LINE GRAPH]

               Lehman       MSCI      Russell 2000
              Aggregate     EAFE        Small-Cap    S&P 500    3 Month
             Bond Index     Index         Index       Index      T-Bill
31-Oct-01           0           0             0           0          0
   Nov-01       -0.42        1.17          1.15        2.59       0.02
   Nov-01        0.04        3.35          2.35        5.72        0.1
   Nov-01       -2.01        4.03          5.48        7.45       0.11
   Nov-01       -2.34         3.6          7.15        8.55       0.14
   Nov-01       -1.38         3.8          7.74        7.67       0.21
   Dec-01       -2.84        5.42         12.55        9.46       0.26
   Dec-01       -2.82        1.58         10.27        6.13       0.28
   Dec-01       -2.39        2.01         13.26        8.19       0.32
   Dec-01       -2.45        3.99         15.58        9.71       0.35
   Jan-02       -2.24        6.19         16.91       10.93       0.39
   Jan-02       -0.76         3.1         14.75        8.38       0.45
   Jan-02       -0.92        1.18         11.11        6.68       0.47
   Jan-02       -1.44        0.09         12.29        7.22       0.48
   Feb-02       -1.01       -1.05         12.48        6.28       0.51
   Feb-02       -0.68       -2.45          9.38        3.82       0.55
   Feb-02       -0.46        0.01         10.02        4.58       0.58
   Feb-02       -0.27       -2.11          9.07        3.22       0.61
   Mar-02       -0.66        1.07         12.21        7.36       0.64
   Mar-02       -1.79         6.9         17.29       10.43       0.67
   Mar-02       -1.98        6.75         17.15       10.61       0.69
   Mar-02       -2.07        5.45         17.93        8.95       0.73
   Mar-02        -1.9        5.18         18.95        8.92       0.78
   Apr-02       -0.93        5.17         16.93        6.58       0.81
   Apr-02       -0.69        3.35         21.11        5.47       0.84
   Apr-02       -0.46        6.68         21.58        6.81       0.86
   Apr-02        0.09        5.67         17.86        2.17       0.88
   May-02        0.15        6.38         20.44        1.99       0.91
   May-02        0.11        5.67         15.87        0.23       0.95
   May-02        -0.3        8.53         19.71        5.13       0.99
   May-02        0.33        7.83         16.13        2.97       1.04
   May-02        0.84        6.89         14.71        1.56       1.07
   Jun-02        0.79        3.47         10.73       -2.21        1.1
   Jun-02        1.88       -0.88          8.08       -4.14       1.14
   Jun-02        2.03       -0.96          8.57       -5.86       1.17
   Jun-02        1.71        2.56          9.01       -5.67       1.21
   Jul-02         1.6        2.07          3.91       -5.75       1.22
   Jul-02         2.8       -2.52         -2.58       -12.2       1.26
   Jul-02         2.9       -5.27         -8.96      -19.21       1.29
   Jul-02        3.13      -11.09         -9.88      -18.73       1.33
   Aug-02        3.72      -10.13        -11.21      -17.54       1.38
   Aug-02        3.78        -7.4         -8.35      -13.31       1.41
   Aug-02        3.52       -6.51         -6.54      -11.39       1.44
   Aug-02        4.27       -5.56         -5.55      -10.23       1.47
   Aug-02        4.67       -7.78         -7.69      -12.45        1.5
   Sep-02        4.97      -10.47         -7.52      -14.57       1.53
   Sep-02        5.64      -12.33         -7.86      -14.96       1.56
   Sep-02        5.98      -15.91        -13.21      -19.21        1.6
   Sep-02        6.09       -15.6        -14.43      -20.93       1.63
   Oct-02        6.11       -18.4        -17.68      -23.36       1.66
   Oct-02         5.6       -17.4        -18.38      -20.04       1.69
   Oct-02        4.53      -13.63           -14      -15.36        1.7
   Oct-02        4.92      -14.62         -11.8      -14.09       1.74
31-Oct-02        5.89      -13.21        -11.57      -15.11       1.81

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.

Data source: Charles Schwab & Co., Inc. (Schwab).


Schwab MarketMasters Funds(TM)
be needed. (The Fed eventually made a half-point cut in November, after the report period ended.)

One result of the economic uncertainty and stock market turbulence was a resurgence of interest in bonds, especially high quality issues. Investor demand for Treasury bonds pushed prices up and yields down; 10-year Treasury yields ended the report period near their lowest level in 40 years. With improvements in corporate earnings, the unusually wide yield gap between corporate bonds and Treasuries appears to be narrowing.

LOOKING AHEAD: SLOW-PACED ECONOMIC IMPROVEMENT SEEMS LIKELY TO CONTINUE.

One key factor for the economy has been consumer spending, which has remained strong over the past few years. Now it appears to be weakening. However, capital spending by corporations, which had been depressed, is showing signs of revival and may be able to take up some of the slack. Unemployment has been drifting downward from its peak of 6.0% in April, a positive sign.

Equity markets appear to be searching for a convincing reason to rally. Investors also see a number of uncertainties, including war with Iraq, tensions in the Middle East and the success of reforms in corporate governance and accounting practices.

S&P 500(R)INDEX PRICE/EARNINGS RATIO (P/E)

Dollar-weighted average P/E for all stocks in the index

USING TRADITIONAL REPORTED EARNINGS, THE P/E SKYROCKETED TO 62 IN EARLY 2002 AS CORPORATE EARNINGS COLLAPSED. BY THE END OF THE REPORT PERIOD, WITH THE COMBINATION OF LOWER STOCK PRICES AND IMPROVED EARNINGS, IT HAD FALLEN TO 29--STILL SIGNIFICANTLY ABOVE THE 30-YEAR AVERAGE OF 17.

[LINE GRAPH]

                          S&P 500
                          PE Ratio
            S&P 500       30 Year
            PE Ratio       Avrge
Sep-92         24.7        17.24
Oct-92        24.64        17.24
Nov-92         23.8        17.24
Dec-92        24.31        17.24
Jan-93        24.29        17.24
Feb-93        24.44        17.24
Mar-93        23.48        17.24
Apr-93        22.92        17.24
May-93        22.96        17.24
Jun-93         22.9        17.24
Jul-93        22.91        17.24
Aug-93        24.21        17.24
Sep-93        23.77        17.24
Oct-93        24.04        17.24
Nov-93        22.52        17.24
Dec-93        22.95        17.24
Jan-94        22.98        17.24
Feb-94        21.17        17.24
Mar-94        20.34        17.24
Apr-94         20.1        17.24
May-94        20.16        17.24
Jun-94        19.77        17.24
Jul-94        18.63        17.24
Aug-94        18.91        17.24
Sep-94        18.32        17.24
Oct-94        17.51        17.24
Nov-94        16.56        17.24
Dec-94        16.98        17.24
Jan-95        16.05        17.24
Feb-95        16.22        17.24
Mar-95        16.47        17.24
Apr-95           16        17.24
May-95        16.45        17.24
Jun-95        16.77        17.24
Jul-95        16.61        17.24
Aug-95        16.18        17.24
Sep-95        16.85        17.24
Oct-95        16.18        17.24
Nov-95        17.86        17.24
Dec-95        17.41        17.24
Jan-96        18.29        17.24
Feb-96        18.57        17.24
Mar-96        18.94        17.24
Apr-96        19.16        17.24
May-96        19.48        17.24
Jun-96         19.3        17.24
Jul-96        18.31        17.24
Aug-96        18.62        17.24
Sep-96        19.73        17.24
Oct-96        19.59        17.24
Nov-96        21.06        17.24
Dec-96        20.77        17.24
Jan-97        20.52        17.24
Feb-97        20.95        17.24
Mar-97        19.87        17.24
Apr-97        20.23        17.24
May-97        21.45        17.24
Jun-97        22.44        17.24
Jul-97        23.99        17.24
Aug-97        22.74        17.24
Sep-97           24        17.24
Oct-97        22.84        17.24
Nov-97        24.12        17.24
Dec-97        24.53        17.24
Jan-98        25.03        17.24
Feb-98        26.49        17.24
Mar-98        27.98        17.24
Apr-98        26.69        17.24
May-98        26.15        17.24
Jun-98        27.27        17.24
Jul-98        26.94        17.24
Aug-98         22.9        17.24
Sep-98        24.35        17.24
Oct-98        28.07        17.24
Nov-98        30.31        17.24
Dec-98        32.15        17.24
Jan-99         33.9        17.24
Feb-99        32.64        17.24
Mar-99        33.92        17.24
Apr-99         33.9        17.24
May-99        32.74        17.24
Jun-99         34.7        17.24
Jul-99        31.31        17.24
Aug-99        31.21        17.24
Sep-99        30.39        17.24
Oct-99        30.41        17.24
Nov-99        30.65        17.24
Dec-99        32.53        17.24
Jan-00        29.78        17.24
Feb-00        28.59        17.24
Mar-00         31.5        17.24
Apr-00        29.41        17.24
May-00        28.82        17.24
Jun-00        29.31        17.24
Jul-00        28.94        17.24
Aug-00        30.35        17.24
Sep-00        28.64        17.24
Oct-00         27.5        17.24
Nov-00        25.42        17.24
Dec-00        25.39        17.24
Jan-01        27.96        17.24
Feb-01        25.32        17.24
Mar-01         24.1        17.24
Apr-01        28.14        17.24
May-01        28.92        17.24
Jun-01        28.77        17.24
Jul-01        33.36        17.24
Aug-01        31.32        17.24
Sep-01        34.22        17.24
Oct-01        41.31        17.24
Nov-01        46.05        17.24
Dec-01        48.28        17.24
Jan-02        60.74        17.24
Feb-02         60.6        17.24
Mar-02        61.87        17.24
Apr-02        46.28        17.24
May-02        43.62        17.24
Jun-02        42.13        17.24
Jul-02        32.71        17.24
Aug-02        32.65        17.24
Sep-02        29.65        17.24
Oct-02        28.85        17.24

P/E is stock price divided by earnings per share (for one company or, as here, an entire index). Thus, a P/E of 20 would indicate a stock price that is 20 times recent earnings. Investors use P/E as a relative measure of how high or low stock prices are.

STOCK MARKETS OF SELECTED COUNTRIES

The three largest, and the two best- and worst-performing, markets in the MSCI-EAFE(R) Index for the report period.

[BAR CHART]

New Zealand             16.05
Singapore               11.55
MSCI-EAFE Index        -13.21
Japan                  -16.46
United Kingdom         -18.24
France                 -24.63
Portugal               -31.09
Greece                  -32.3

The MSCI Europe, Australasia and Far East (EAFE) Index includes 19 non-U.S. countries with major stock markets. In any report period, the gap between the best and worst performers may be substantial. Similarly, a country's performance may vary widely from period to period, although it's possible for a country to perform above or below average for an extended time.

Data source: Bloomberg L.P.

      The fund seeks capital growth.


Schwab U.S. MarketMasters Fund(TM)
(formerly Schwab MarketManager Growth Portfolio)


[PHOTO OF JEFFREY MORTIMER]

JEFFREY MORTIMER, a vice president of the investment adviser, has overall responsibility for the management of the fund. He joined the firm in October 1997, and has worked for more than thirteen years in the asset allocation and manager selection field.

TICKER SYMBOL: SWOGX

                   INVESTMENT STYLE 1
MARKET CAP 1     Value   Blend   Growth
 Large            / /     /X/     / /
 Medium           / /     / /     / /
 Small            / /     / /     / /

MANAGER'S PERSPECTIVE

SMALL-CAP VALUE STOCKS, TOP PERFORMERS IN 2000 AND 2001, CONTINUED THEIR LEAD VERSUS OTHER ASSET CLASSES DURING THE REPORT PERIOD. Growth stocks, both small and large, were among the fund's worst performers, while the value holdings were the top performers during the period. In these respects this report period was similar to the prior one. With most securities markets in retreat, positive performance was hard to find, even internationally. Fixed income investments were one of the few asset classes to show a positive return.

IN JUNE 2002, THE FUND SHIFTED FROM USING A MULTI-FUND APPROACH TO A MULTI-MANAGER APPROACH. Under the new structure, the fund's assets are allocated among four investment managers. The fund also shifted away from being an asset allocation fund (with a neutral allocation that included various types of stocks and bonds) to a fund with a U.S. large-cap stock focus.

During the portion of the report period before these changes went into effect, the fund had some exposure to both international and small-cap funds, and within the large-cap area it favored value over growth. This was a relatively defensive posture, designed to offer a measure of protection in a declining market.

Starting in July, we allocated more than half of the fund's assets to the two investment managers that emphasize blend-style investments. The remaining assets were allocated to growth and value managers. This provided diversification and also allowed the fund to better participate in the market recovery that began toward the end of the report period. We will of course continue to monitor market movement and conditions to see if the rally, perhaps strengthened by the Federal Reserve's interest rate cut in early November 2002, is sustainable.

Small company stocks are subject to greater volatility than other asset categories. Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500(R) Index based on P/E, P/B and median market cap. The assessment reflects the fund as of 10/31/02, which may have changed since then, and is not a precise indication of risk or performance--past, present or future.


Schwab MarketMasters Funds(TM)

PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS as of 10/31/02

This chart compares performance of the fund with the S&P 500(R) Index and the Growth Composite Index.

[BAR CHART]

                                                      GROWTH
                                          S&P 500    COMPOSITE
                               FUND 1      INDEX      INDEX 2
1 YEAR                         -17.92%     -1.08%      1.83%
5 YEARS                        -15.11%      0.73%      4.63%
SINCE INCEPTION: 11/18/96       -9.76%      1.34%      3.84%

PERFORMANCE OF A $10,000 INVESTMENT

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with similar investments in two indices: the S&P 500 Index and the Growth Composite Index.

$11,138  FUND 1
$13,084  S&P 500 INDEX
$12,508  GROWTH COMPOSITE INDEX 2

[LINE GRAPH]

                             S&P 500
                  SWOGX       Index      GrwthIndx
18-Nov-96         10000       10000        10000
   Nov-96         10120       10271        10144
   Dec-96         10077       10068        10126
   Jan-97         10371       10696        10369
   Feb-97         10310       10780        10356
   Mar-97         10016       10338        10109
   Apr-97         10229       10955        10275
   May-97         10848       11621        10893
   Jun-97         11274       12141        11303
   Jul-97         11841       13106        11881
   Aug-97         11547       12372        11557
   Sep-97         12145       13049        12138
   Oct-97         11760       12613        11700
   Nov-97         11750       13197        11763
   Dec-97         11927       13424        11881
   Jan-98         11959       13573        11966
   Feb-98         12622       14552        12640
   Mar-98         13146       15297        13138
   Apr-98         13242       15452        13264
   May-98         13135       15186        13062
   Jun-98         13306       15802        13185
   Jul-98         13135       15635        12963
   Aug-98         11639       13377        11359
   Sep-98         11745       14235        11641
   Oct-98         12216       15392        12232
   Nov-98         12814       16325        12791
   Dec-98         13734       17265        13340
   Jan-99         14255       17987        13530
   Feb-99         13712       17427        13060
   Mar-99         14266       18124        13396
   Apr-99         14830       18826        13978
   May-99         14487       18381        13804
   Jun-99         15118       19402        14408
   Jul-99         14919       18796        14351
   Aug-99         14896       18702        14235
   Sep-99         14819       18190        14149
   Oct-99         15560       19341        14571
   Nov-99         16557       19734        15210
   Dec-99         18630       20897        16325
   Jan-00         17808       19848        15828
   Feb-00         19681       19472        16574
   Mar-00         19516       21376        17083
   Apr-00         18086       20733        16444
   May-00         17289       20308        16049
   Jun-00         18263       20809        16677
   Jul-00         17922       20485        16435
   Aug-00         18997       21757        17245
   Sep-00         18213       20608        16726
   Oct-00         17580       20522        16410
   Nov-00         16099       18905        15493
   Dec-00         16401       18997        16094
   Jan-01         16873       19672        16430
   Feb-01         15516       17878        15467
   Mar-01         14690       16744        14665
   Apr-01         15855       18045        15541
   May-01         15782       18166        15598
   Jun-01         15634       17725        15407
   Jul-01         15206       17551        15162
   Aug-01         14557       16452        14682
   Sep-01         13186       15123        13456
   Oct-01         13569       15412        13860
   Nov-01         14602       16594        14536
   Dec-01         14979       16740        14816
   Jan-02         14696       16496        14563
   Feb-02         14324       16177        14415
   Mar-02         14801       16785        15001
   Apr-02         14146       15768        14797
   May-02         13848       15652        14690
   Jun-02         12716       14537        14015
   Jul-02         11495       13405        12918
   Aug-02         11570       13492        12957
   Sep-02         10453       12025        12010
31-Oct-02         11138       13084        12508

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

In June 2002, the fund changed its benchmark from the Growth Composite Index to the S&P 500 Index (both of which are shown above). This change coincided with the fund's conversion from an asset allocation fund that used a multi-fund strategy to a fund investing mainly in U.S. stocks that uses a multi-manager strategy.

1 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 The Growth Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the portfolio allocations: 35% large-cap, 20% small-cap, 25% foreign, 15% bonds and 5% cash. As of 10/31/02, the total number of funds in the Large-Cap Blend, Small-Cap Blend, Foreign Stock and Intermediate-Term Bond Fund categories for the one- and five-year periods was 1,309, 266, 895, 690 and 629, 133, 478, 416 respectively. Performance includes changes in price and reinvestment of dividends and capital gains.

SCHWAB U.S. MARKETMASTERS FUND(TM)

FUND FACTS As of October 31, 2002


TOP TEN HOLDINGS 1

SECURITY                                               % OF INVESTMENTS
-----------------------------------------------------------------------
 (1) AOL TIME WARNER, INC                                     2.9%
-----------------------------------------------------------------------
 (2) MICROSOFT CORP                                           2.8%
-----------------------------------------------------------------------
 (3) PFIZER, INC                                              2.4%
-----------------------------------------------------------------------
 (4) CABLEVISION SYSTEMS OF NEW YORK GROUP, CLASS A           1.5%
-----------------------------------------------------------------------
 (5) CARNIVAL CORP                                            1.5%
-----------------------------------------------------------------------
 (6) THE WALT DISNEY CO                                       1.5%
-----------------------------------------------------------------------
 (7) VERIZON COMMUNICATIONS, INC                              1.5%
-----------------------------------------------------------------------
 (8) LOWE' S COMPANIES, INC                                   1.4%
-----------------------------------------------------------------------
 (9) WASHINGTON MUTUAL INC                                    1.4%
-----------------------------------------------------------------------
(10) MBNA CORP                                                1.4%
-----------------------------------------------------------------------
     TOTAL                                                   18.3%

STATISTICS

                                                      PEER GROUP
                                         FUND          AVERAGE 2
----------------------------------------------------------------
NUMBER OF HOLDINGS                          160            224
----------------------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)       $45,345        $34,493
----------------------------------------------------------------
PRICE/EARNINGS RATIO(P/E)                  34.5           24.3
----------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                      3.9            4.0
----------------------------------------------------------------
12-MONTH YIELD                             1.29%          0.49%
----------------------------------------------------------------
PORTFOLIO TURNOVER RATE                     390%            87%
----------------------------------------------------------------
THREE-YEAR BETA                            0.90           0.92
----------------------------------------------------------------

INVESTMENT MANAGERS AND ALLOCATION

INVESTMENT MANAGER         INVESTMENT STYLE      % OF ASSETS 3
--------------------------------------------------------------
EAGLE ASSET                Large-cap growth          22.2%
MANAGEMENT, INC.
--------------------------------------------------------------
HARRIS ASSOCIATES L.P.     Mid/large-cap value       20.4%
--------------------------------------------------------------
TCW INVESTMENT             Small/mid-cap blend       18.8%
MANAGEMENT COMPANY
--------------------------------------------------------------
THORNBURG INVESTMENT       Large-cap blend           34.0%
MANAGEMENT, INC.
--------------------------------------------------------------
CASH                       --                         4.6%
--------------------------------------------------------------

1 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 10/31/02, there were 1,362 funds in the
  Morningstar Large-Cap Blend Fund category.

3 As of 10/31/02.


Schwab MarketMasters Funds(TM)

SCHWAB U.S. MARKETMASTERS FUND(TM) -- Financials


Financial tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have been audited by PricewaterhouseCoopers LLP.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R)shareholder report.

FINANCIAL HIGHLIGHTS

                                                       11/1/01-      11/1/00-      11/1/99-      11/1/98-      11/1/97-
                                                       10/31/02      10/31/01      10/31/00      10/31/99      10/31/98
-----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-----------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    9.20         13.89         14.06         11.43         11.60
Income or loss from investment operations:
  Net investment income                                   0.06          0.38          0.38          0.16          0.32
  Net realized and unrealized gains or losses            (1.68)        (3.21)         1.55          2.91          0.11
                                                       ----------------------------------------------------------------
  Total income or loss from investment operations        (1.62)        (2.83)         1.93          3.07          0.43
Less distributions:
  Dividends from net investment income                   (0.10)        (0.46)        (0.33)        (0.21)        (0.29)
  Distributions from net realized gains                     --         (1.40)        (1.77)        (0.23)        (0.31)
                                                       ----------------------------------------------------------------
  Total distributions                                    (0.10)        (1.86)        (2.10)        (0.44)        (0.60)
                                                       ----------------------------------------------------------------
Net asset value at end of period                          7.48          9.20         13.89         14.06         11.43
                                                       ----------------------------------------------------------------
Total return (%)                                        (17.92)       (22.81)        12.98         27.38          3.87

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets 2                                    0.74 3        0.50          0.50 1        0.50          0.50
Expense reductions reflected in above ratio               0.33          0.39          0.38          0.43          0.67
Ratio of net investment income to
  average net assets                                      0.50          3.27          2.34          1.23          2.66
Portfolio turnover rate                                    390           145           179           284           384
Net assets, end of period ($ x 1,000,000)                  129           176           248           181           152

1 Would have been 0.51% if certain non-routine expenses (proxy fees) had been included.

2 Prior to the fund's change in structure, the expenses incurred by underlying funds in which the fund invested are not included in this ratio.

3 Would have been 0.83% if certain non-routine expenses (proxy fees) had been included.


See financial notes.

SCHWAB U.S. MARKETMASTERS FUND(TM) -- Financials


PORTFOLIO HOLDINGS As of October 31, 2002

This section shows all the securities in the fund's portfolio and their market value, as of the report date. We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1)  Top ten holding
 o   Non-income producing security
 =   Collateral for open futures contracts
 *   American Depositary Receipt

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

 89.4%   COMMON STOCK
         Market Value: $115,551
         Cost: $130,821

  0.4%   FOREIGN COMMON STOCKS
         Market Value: $509
         Cost: $481

 10.2%   SHORT TERM INVESTMENTS
         Market Value: $13,197
         Cost: $13,197
-------------------------------
100.0%   TOTAL INVESTMENTS
         Market Value: $129,257
         Cost: $144,499

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)

     COMMON STOCK   89.4% of investments

     AEROSPACE/DEFENSE  0.9%
     ---------------------------------------------------------------------------
     General Dynamics Corp.    3,850                                         305
     Lockheed Martin Corp.    10,250                                         593
     Raytheon Co.    9,600                                                   283
                                                                     -----------
                                                                           1,181

     AIR TRANSPORTATION  0.3%
     ---------------------------------------------------------------------------
     Southwest Airlines, Inc.    28,400                                      415

     ALCOHOLIC BEVERAGES  0.4%
     ---------------------------------------------------------------------------
     Anheuser-Busch Cos., Inc.    10,000                                     528

     AUTOMOBILE PRODUCTS/MOTOR VEHICLES  1.3%
     ---------------------------------------------------------------------------
     Cummins Engine, Inc.    16,100                                          386
   o SPX Corp.    29,550                                                   1,241
                                                                     -----------
                                                                           1,627

     BANKS  3.3%
     ---------------------------------------------------------------------------
     Bank of New York Co., Inc.    36,400                                    946
   o BankNorth Group, Inc.    14,600                                         338
     Mellon Bank Corp.    20,700                                             586
   o Silicon Valley Bancshares    18,200                                     342
     Southtrust Corp.    36,600                                              938
     Valley National Bancorp.    9,200                                       254
     Wilmington Trust Co.    27,230                                          826
                                                                     -----------
                                                                           4,230

     BUSINESS MACHINES & SOFTWARE  4.8%
     ---------------------------------------------------------------------------
   o Cisco Systems, Inc.    30,950                                           346
   o Dell Computer Corp.    17,300                                           495
   o EMC Corp.    41,900                                                     214
   o Maxtor Corp.    137,600                                                 517
o(2) Microsoft Corp.    68,350                                             3,655
   o Oracle Systems Corp.    45,200                                          461
   o Unisys Corp.    61,300                                                  535
                                                                     -----------
                                                                           6,223

     BUSINESS SERVICES  7.5%
     ---------------------------------------------------------------------------
    o Advent Software, Inc.    35,320                                        498
    o Affiliated Computer Services, Inc.    28,400                         1,308
    o Aspen Technology, Inc.    79,500                                       158
    o Brocade Communications Systems, Inc.    6,800                           47
    o Cendant Corp.    120,000                                             1,380
    o Convergys Corp.    30,100                                              448
    o DST Systems, Inc.    24,400                                            750
    o First Data Corp.    43,350                                           1,515
    o Interpublic Group of Companies, Inc.    128,300                      1,536
    o Intuit, Inc.    8,650                                                  449
    o Network Associates, Inc.    49,700                                     790
    o Teledyne Technologies, Inc.    28,100                                  406
      Waste Management, Inc.    18,400                                       423
                                                                     -----------
                                                                           9,708


See financial notes.

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)

     CHEMICAL  0.2%
     ---------------------------------------------------------------------------
     3M Co.    1,600                                                         203

     CONSUMER - NON-DURABLE  1.3%
     ---------------------------------------------------------------------------
   o International Game Technology, Inc.    15,000                         1,128
     Wendy's International, Inc.    18,100                                   574
                                                                     -----------
                                                                           1,702

     ELECTRONICS  6.8%
     ---------------------------------------------------------------------------
   o Agere Systems, Inc.    111,200                                           97
   o Agere Systems, Inc., Class B    72,800                                   68
   o Anixter International, Inc.    15,300                                   353
   o Applied Materials, Inc.    6,350                                         95
   o Arrow Electronics, Inc.    31,500                                       414
   o Celestica, Inc.    8,800                                                121
   o Commscope, Inc.    30,500                                               239
     Intel Corp.    23,550                                                   407
   o KLA-Tencor Corp.    5,100                                               182
     Linear Technology Corp.    8,600                                        238
   o LSI Logic Corp.    55,100                                               325
   o Macromedia, Inc.    39,100                                              438
     Maxim Integrated Products, Inc.    7,000                                223
   o National Semiconductor Corp.    45,800                                  608
   o PerkinElmer, Inc.    73,900                                             514
     Symbol Technologies, Inc.    68,200                                     590
  *o Taiwan Semiconductor Co. Ltd.    55,090                                 431
   o Tektronix, Inc.    33,700                                               595
   o Teradyne, Inc.    60,400                                                731
     Texas Instruments, Inc.    33,900                                       538
   o Vishay Intertechnology, Inc.    42,100                                  434
   o Waters Corp.    44,700                                                1,126
                                                                     -----------
                                                                           8,767

     ENERGY - RAW MATERIALS  1.3%
     ---------------------------------------------------------------------------
   o Cooper Cameron Corp.    10,800                                          503
     Devon Energy Corp.    9,900                                             500
     ENSCO International, Inc.    24,700                                     668
                                                                     -----------
                                                                           1,671

     FOOD & AGRICULTURE  4.2%
     ---------------------------------------------------------------------------
     Coca-Cola Co.    14,650                                                 681
     ConAgra Foods, Inc.    40,200                                           975
   o Hain Celestial Group, Inc.    43,100                                    618
     Pepsico, Inc.    34,400                                               1,517
     Suiza Foods Corp.    17,350                                             651
   * Unilever NV    16,100                                                 1,030
                                                                     -----------
                                                                           5,472

     HEALTHCARE/DRUGS & MEDICINE  14.1%
     ---------------------------------------------------------------------------
     Abbott Laboratories    3,000                                            126
   o Amgen, Inc.    6,150                                                    286
   o Baxter International, Inc.    8,450                                     211
   o Boston Scientific Corp.    9,400                                        354
     Cardinal Health, Inc.    16,500                                       1,142
     Eli Lilly & Co.    3,650                                                203
   o Forest Laboratories, Inc.    1,000                                       98
   o Genzyme Corp.    42,975                                               1,197
   o Guidant Corp.    46,000                                               1,360
     HCA, Inc.    5,400                                                      235
     Health Management Associates, Inc.    86,200                          1,648
     Health Net, Inc.    31,200                                              730
     Johnson &  Johnson, Inc.    13,450                                      790
   o Medpartners, Inc.    91,300                                           1,616
     Medtronic, Inc.    6,900                                                309
   o Merck & Co., Inc.    11,350                                             616
o(3) Pfizer, Inc.    96,450                                                3,064
   o Pharmacia Corp.    4,800                                                206
   o PSS World Medical, Inc.    71,600                                       547
     Schering-Plough Corp.    67,400                                       1,439
   o Tenet Healthcare Corp.    1,600                                          46
     United Healthcare Corp.    1,650                                        150
   o Wellpoint Health Networks, Inc.    1,900                                143
     Wyeth    50,050                                                       1,677
                                                                     -----------
                                                                          18,193

     HOUSEHOLD PRODUCTS  1.0%
     ---------------------------------------------------------------------------
     Colgate-Palmolive Co.    6,950                                          382
     Estee Lauder Cos., Inc., Class A    15,000                              437
     Procter & Gamble Co.    5,200                                           460
                                                                     -----------
                                                                           1,279


See financial notes.

SCHWAB U.S. MARKETMASTERS FUND(TM) -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)

     INSURANCE  2.4%
     ---------------------------------------------------------------------------
     AFLAC, Inc.    6,500                                                    198
     American International Group, Inc.    16,250                          1,017
     ITT Hartford Group, Inc.    3,550                                       140
   o Prudential Financial, Inc.    43,300                                  1,264
   o The Phoenix Cos., Inc.    24,000                                        217
     Travelers Property Casualty Corp.    20,427                             271
                                                                     -----------
                                                                           3,107

     MEDIA  9.7%
     ---------------------------------------------------------------------------
o(1) AOL Time Warner, Inc.    252,700                                      3,727
     Belo Corp., Class A    12,000                                           277
o(4) Cablevision Systems of New York Group, Class A    206,000             1,969
   o Clear Channel Communications, Inc.    7,900                             293
   o Comcast Corp., Special Class A    54,100                              1,245
   o Fox Entertainment Group, Inc., Class A    54,100                      1,321
     Gannett, Inc.    6,500                                                  494
   o Meredith Corp.    6,800                                                 310
   o Metro Goldwyn Mayer, Inc.    46,400                                     594
o(6) The Walt Disney Co.    115,900                                        1,935
   o Viacom, Inc., Class B    8,850                                          395
                                                                     -----------
                                                                          12,560

     MISCELLANEOUS FINANCE  7.9%
     ---------------------------------------------------------------------------
     American Express Co.    11,150                                          405
     Citigroup, Inc.    20,300                                               750
   o Countrywide Credit Industries, Inc.    16,200                           815
     E*trade Group, Inc.    160,000                                          720
     Fannie Mae    4,050                                                     271
     Freddie Mac    19,350                                                 1,192
     Legg Mason, Inc.    7,800                                               362
     Lehman Brothers Holdings, Inc.    10,700                                570
     Mack-Cali Realty Corp.    35,100                                      1,014
(10) MBNA Corp.    85,900                                                  1,745
     The Goldman Sachs Group, Inc.    7,950                                  569
 (9) Washington Mutual, Inc.    50,200                                     1,795
                                                                     -----------
                                                                          10,208

     NON-FERROUS METALS  0.5%
     ---------------------------------------------------------------------------
   o Phelps Dodge Corp.    20,300                                            630

     OIL - DOMESTIC  1.6%
     ---------------------------------------------------------------------------
   o Pride International, Inc.    41,700                                     579
     Unocal Corp.    51,600                                                1,426
                                                                     -----------
                                                                           2,005

     OIL - INTERNATIONAL  1.4%
     ---------------------------------------------------------------------------
   * British Petroleum Co. PLC    36,100                                   1,388
     ExxonMobil Corp.    6,400                                               216
     Santa Fe International Corp.    9,850                                   235
                                                                     -----------
                                                                           1,839

     PRODUCER GOODS & MANUFACTURING  2.5%
     ---------------------------------------------------------------------------
     General Electric Co.    49,250                                        1,243
     Pall Corp.    98,200                                                  1,706
     York International Corp.    12,400                                      292
                                                                     -----------
                                                                           3,241

     RETAIL  8.5%
     ---------------------------------------------------------------------------
   o American Eagle Outfitters, Inc.    30,000                               435
     Best Buy Co., Inc.    34,600                                            713
     Gap, Inc.    142,000                                                  1,671
     Home Depot, Inc.    39,850                                            1,151
     J.C. Penny Co., Inc.    45,600                                          869
   o Kroger Co.    40,300                                                    598
 (8) Lowe's Cos., Inc.    44,100                                           1,840
     Talbots, Inc.    18,500                                                 513
     Target Corp.    6,900                                                   208
     Tiffany & Co.    65,000                                               1,702
     Wal Mart Stores, Inc.    25,100                                       1,344
                                                                     -----------
                                                                          11,044

     STEEL  0.2%
     ---------------------------------------------------------------------------
   o AK Steel Holding Corp.    36,300                                        263

     TELEPHONE  3.4%
     ---------------------------------------------------------------------------
     Century Telephone Enterprises, Inc.    33,700                           955
     Liberty Media Corp., Class A    180,000                               1,488
o(7) Verizon Communications, Inc.    50,500                                1,907
                                                                     -----------
                                                                           4,350


See financial notes.

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)

     TRAVEL & RECREATION  1.8%
     ---------------------------------------------------------------------------
 (5) Carnival Corp.    74,450                                              1,945
     Starwood Hotel & Resorts Worldwide, Inc.    18,900                      440
                                                                     -----------
                                                                           2,385

     TRUCKING & FREIGHT  0.2%
     ---------------------------------------------------------------------------
     United Parcel Service, Inc.    4,300                                    258

     UTILITIES - ELECTRIC & GAS  1.9%
     ---------------------------------------------------------------------------
     American Electric Power Co., Inc.    36,600                             938
     Southern Co.    51,300                                                1,524
                                                                     -----------
                                                                           2,462

     FOREIGN COMMON STOCKS   0.4% of investments

     ELECTRONICS  0.4%
     ---------------------------------------------------------------------------
     Samsung Electronics Co.    1,800                                        509

     SECURITY                                         FACE VALUE     MKT. VALUE
       RATE, MATURITY DATE                            ($ x 1,000)    ($ x 1,000)

     SHORT TERM INVESTMENTS   10.2% of investments

     U.S. GOVERNMENT SECURITIES  0.3%
     ---------------------------------------------------------------------------
   = U.S. Treasury Bills
        1.52%, 12/19/02                                        25             25
        1.54%, 12/19/02                                        75             75
        1.58%, 12/19/02                                       250            249
        1.62%, 12/19/02                                        50             50
                                                                     -----------
                                                                             399

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)

     OTHER INVESTMENT COMPANIES  9.9%
     ---------------------------------------------------------------------------
   = Provident Institutional Funds --
     TempCash    6,303,189                                                 6,303
   = Provident Institutional Funds --
     TempFund    6,494,499                                                 6,495
                                                                     -----------
                                                                          12,798

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

SCHWAB U.S. MARKETMASTERS FUND(TM) -- Financials


Statement of
ASSETS AND LIABILITIES
As of October 31, 2002. All numbers x 1,000 except NAV.

ASSETS
-----------------------------------------------------------------
Investments, at market value                             $129,257 a
Receivables:
   Fund shares sold                                             1
   Dividends                                                  143
   Investments sold                                           386
Prepaid expenses                                     +          8
                                                     ------------
TOTAL ASSETS                                              129,795

LIABILITIES
-----------------------------------------------------------------
Payables:
   Fund shares redeemed                                       225
   Investments bought                                         756
   Due to brokers for futures                                  26
   Investment adviser and administrator fees                    9
   Transfer agency and shareholder service fee                  3
Accrued expenses                                     +         44
                                                     ------------
TOTAL LIABILITIES                                           1,063

NET ASSETS
-----------------------------------------------------------------
TOTAL ASSETS                                              129,795
TOTAL LIABILITIES                                    -      1,063
                                                     ------------
NET ASSETS                                               $128,732

NET ASSETS BY SOURCE
Capital received from investors                           207,825
Net realized capital losses                               (64,215) b
Net unrealized capital losses                             (14,878) b

NET ASSET VALUE (NAV)

                  SHARES
NET ASSETS   /   OUTSTANDING   =   NAV
$128,732          17,201             $7.48


a The fund paid $144,499 for these securities. Not counting short-term obligations and government securities, the fund paid $580,826 for securities during the report period and received $584,124 from securities it sold or that matured.

b These derive from investments, foreign currency transactions and futures. As of the report date, the fund had twenty four open S&P 500 futures contracts due to expire on December 20, 2002, with a contract value of $5,312 and an unrealized gain of $364.

FEDERAL TAX DATA

PORTFOLIO COST                           $146,193
NET UNREALIZED GAINS AND LOSSES:
Gains                                    $  2,222
Losses                              +     (19,158)
                                    --------------
                                         ($16,936)

UNDISTRIBUTED EARNINGS:
Ordinary income                          $     --
Long-term capital gains                  $     --
UNUSED CAPITAL LOSSES:
Expires 10/31 of:                    Loss amount:
   2009                                  $ 27,772
   2010                             +      34,385
                                    --------------
                                         $ 62,157

RECLASSIFICATIONS:
Net investment income
   not yet distributed                   $    247
Reclassified as:
Net realized capital
   loss                                       ($1)
Capital received
   from investors                           ($246)


See financial notes.

Statement of
OPERATIONS
For November 1, 2001 through October 31, 2002. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------
Dividends                                                   $  2,206 a
Interest                                                +          2
                                                        ------------
TOTAL INVESTMENT INCOME                                        2,208

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------
Net realized losses on investments sold                      (36,433)
Net realized gains received from underlying funds                828
Net realized gains on foreign currency transactions                1
Net realized losses of futures contracts                +       (340)
                                                        ------------
NET REALIZED LOSSES                                          (35,944)

NET UNREALIZED GAINS
--------------------------------------------------------------------
Net unrealized gains on investments                            5,511
Net unrealized gains on futures contracts               +        364
                                                        ------------
NET UNREALIZED GAINS                                           5,875

EXPENSES
--------------------------------------------------------------------
Investment adviser and administrator fees                      1,140 b
Transfer agent and shareholder service fees                      414 c
Trustees' fees                                                     7 d
Custodian and portfolio accounting fees                           88
Professional fees                                                 42
Registration fees                                                 31
Shareholder reports                                               43
Other expenses                                                    10
Proxy fees                                              +        145
                                                        ------------
Total expenses                                                 1,920
Expense reduction                                       -        546 e
                                                        ------------
NET EXPENSES                                                   1,374

DECREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        2,208
NET EXPENSES                                            -      1,374
                                                        ------------
NET INVESTMENT INCOME                                            834
NET REALIZED LOSSES                                          (35,944) f
NET UNREALIZED GAINS                                    +      5,875 f
                                                        ------------
DECREASE IN NET ASSETS FROM OPERATIONS                      ($29,235)

a An additional $5 was withheld for foreign taxes.

b Calculated as 1.00% of average daily net assets. Prior to June 3, 2002, calculated as a percentage of average daily net assets: 0.54% of the first $500 million and 0.49% of assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

d For the fund's independent trustees only.

e Includes $229 from the investment adviser (CSIM) and $281 from the transfer agent and shareholder service agent (Schwab). Schwab waived 100% of its transfer agent and shareholder service fees through June 2, 2002. These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 29, 2004, to 1.25% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

f These add up to a net loss on investments of $30,069.


See financial notes.

SCHWAB U.S. MARKETMASTERS FUND(TM) -- Financials


Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                          11/1/01-10/31/02     11/1/00-10/31/01
Net investment income                             $    834             $  6,883
Net realized losses                                (35,944)             (26,158)
Net unrealized gains or losses              +        5,875              (35,620)
                                            -----------------------------------
DECREASE IN NET ASSETS

FROM OPERATIONS                                    (29,235)             (54,895)

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------
Dividends from net investment income                 1,826                8,125
Distributions from net realized gains       +           --               24,816
                                            -----------------------------------
TOTAL DIVIDENDS AND DISTRIBUTIONS PAID            $  1,826             $ 32,941 a

TRANSACTIONS IN FUND SHARES
-------------------------------------------------------------------------------
                                   11/1/01-10/31/02         11/1/00-10/31/01
                                 QUANTITY        VALUE    QUANTITY        VALUE
Shares sold                         2,107     $ 18,996       3,240     $ 36,043
Shares reinvested                     180        1,826       2,873       32,204
Shares redeemed               +    (4,234)     (37,188)     (4,805)     (52,030)
                              -------------------------------------------------
NET INCREASE OR DECREASE           (1,947)    ($16,366)      1,308     $ 16,217

SHARES OUTSTANDING AND NET ASSETS
-------------------------------------------------------------------------------
                                    11/1/01-10/31/02         11/1/00-10/31/01
                                  SHARES    NET ASSETS     SHARES    NET ASSETS
Beginning of period               19,148      $176,159     17,840      $247,778
Total increase or decrease    +   (1,947)      (47,427)     1,308       (71,619)b
                              -------------------------------------------------
END OF PERIOD                     17,201      $128,732     19,148      $176,159 c

a The tax-basis components of distributions paid for the current period are:

  Ordinary income             $1,826
  Long-term capital gains     $   --

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes net investment income not yet distributed in the amount of $745 for the prior period.


See financial notes.

      The fund seeks capital growth and income.

Schwab Balanced MarketMasters Fund(TM)
(formerly Schwab MarketManager Balanced Portfolio)


[PHOTO OF JEFFREY MORTIMER]

JEFFREY MORTIMER, a vice president of the investment adviser, has overall responsibility for the management of the fund. He joined the firm in October 1997, and has worked for more than thirteen years in the asset allocation and manager selection field.

TICKER SYMBOL: SWOBX

MANAGER'S PERSPECTIVE

SMALL-CAP VALUE STOCKS, TOP PERFORMERS IN 2000 AND 2001,CONTINUED THEIR LEAD VERSUS OTHER ASSET CLASSES DURING THE REPORT PERIOD. Growth stocks, both small and large, were among the fund's worst performers, while the fixed income and value stock holdings were the top performers for the period. In these respects this report period was similar to the prior one. With most securities markets in retreat, positive performance was hard to find, even internationally. Fixed income investments were one of the few asset classes to show a positive return.

IN JUNE 2002, THE FUND SHIFTED FROM USING A MULTI-FUND APPROACH TO A MULTI-MANAGER APPROACH. Under the new structure, the fund's assets are allocated among four investment managers. The fund also shifted away from having an asset allocation that included various types of stocks and bond investments to one that includes primarily bonds and U.S. mid- and large-cap stocks.

Throughout the report period, the fund benefited from its fixed income holdings, both on an absolute and relative basis, as Treasuries staged an impressive rally. On the equity side, our preference was for value over growth, a posture we held for the majority of the period and which benefited performance.

From July on, the fund still maintained its value bias in equities, although a modest exposure to growth stocks provided diversification and also allowed the fund to better participate in the market recovery that began toward the end of the report period. We will of course continue to monitor market movement and conditions to see if the rally, perhaps strengthened by the Federal Reserve's interest rate cut in early November 2002, is sustainable.


Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the report date.

SCHWAB BALANCED MARKETMASTERS FUND(TM)

PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS as of 10/31/02

This chart compares performance of the fund with the S&P 500(R) Index, the Lehman Brothers U.S. Aggregate Bond Index and the Balanced Composite Index.

[BAR CHART]

                                                   LEHMAN BROTHERS     BALANCED
                                        S&P 500     U.S. AGGREGATE    COMPOSITE
                              FUND 1     INDEX        BOND INDEX       INDEX 2
1 YEAR                        -5.55%    -15.11%          5.89%          -6.53%
5 YEARS                        2.98%      0.73%          7.43%           2.76%
SINCE INCEPTION: 11/18/96      4.97%      4.63%          7.55%           4.77%

PERFORMANCE OF A $10,000 INVESTMENT

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with similar investments in three indices: the S&P 500 Index, the Lehman Brothers U.S. Aggregate Bond Index and the Balanced Composite Index.

$13,348  FUND 1
$13,084  S&P 500 INDEX
$15,426  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX
$13,194  BALANCED COMPOSITE INDEX 2

[LINE GRAPH]

                                       Lehman
                                      Brothers      Balanced
                          S&P 500     Aggregate      Blended
               SWOBX       Index     Bond Index     Benchmark
18-Nov-96      10000       10000        10000         10000
   Nov-96      10100       10271        10071         10191
   Dec-96      10059       10068         9977         10032
   Jan-97      10322       10696        10008         10420
   Feb-97      10271       10780        10033         10480
   Mar-97      10018       10338         9922         10175
   Apr-97      10200       10955        10071         10600
   May-97      10676       11621        10166         11027
   Jun-97      11041       12141        10287         11376
   Jul-97      11517       13106        10565         12042
   Aug-97      11284       12372        10475         11596
   Sep-97      11770       13049        10630         12046
   Oct-97      11527       12613        10784         11874
   Nov-97      11558       13197        10834         12226
   Dec-97      11719       13424        10943         12401
   Jan-98      11762       13573        11084         12547
   Feb-98      12251       14552        11075         13086
   Mar-98      12634       15297        11112         13506
   Apr-98      12688       15452        11170         13616
   May-98      12613       15186        11276         13527
   Jun-98      12783       15802        11372         13903
   Jul-98      12677       15635        11396         13826
   Aug-98      11581       13377        11582         12718
   Sep-98      11740       14235        11853         13326
   Oct-98      12092       15392        11790         13948
   Nov-98      12560       16325        11857         14487
   Dec-98      13311       17265        11893         15005
   Jan-99      13693       17987        11977         15424
   Feb-99      13224       17427        11768         15028
   Mar-99      13650       18124        11832         15422
   Apr-99      14130       18826        11870         15800
   May-99      13868       18381        11766         15521
   Jun-99      14326       19402        11728         16018
   Jul-99      14141       18796        11679         15691
   Aug-99      14119       18702        11673         15641
   Sep-99      14119       18190        11808         15456
   Oct-99      14664       19341        11852         16066
   Nov-99      15341       19734        11851         16261
   Dec-99      16742       20897        11794         16805
   Jan-00      16155       19848        11755         16276
   Feb-00      17353       19472        11897         16170
   Mar-00      17390       21376        12054         17204
   Apr-00      16534       20733        12019         16874
   May-00      16033       20308        12013         16663
   Jun-00      16705       20809        12263         17048
   Jul-00      16498       20485        12375         16951
   Aug-00      17341       21757        12554         17681
   Sep-00      16815       20608        12633         17165
   Oct-00      16424       20522        12717         17167
   Nov-00      15508       18905        12925         16468
   Dec-00      15879       18997        13166         16639
   Jan-01      16326       19672        13380         17102
   Feb-01      15502       17878        13497         16226
   Mar-01      14887       16744        13564         15641
   Apr-01      15669       18045        13507         16344
   May-01      15683       18166        13588         16449
   Jun-01      15530       17725        13640         16234
   Jul-01      16748       17551        13945         16284
   Aug-01      14873       16452        14106         15747
   Sep-01      13826       15123        14269         15057
   Oct-01      14133       15412        14568         15355
   Nov-01      14859       16594        14367         15977
   Dec-01      15090       16740        14275         16021
   Jan-02      14933       16496        14390         15932
   Feb-02      14733       16177        14530         15810
   Mar-02      15133       16785        14289         16061
   Apr-02      14919       15768        14566         15602
   May-02      14776       15652        14690         15586
   Jun-02      14219       14537        14817         14974
   Jul-02      13534       13405        14997         14347
   Aug-02      13734       13492        15250         14500
   Sep-02      12963       12025        15497         13648
31-Oct-02      13348       13084        15426         13194

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 The Balanced Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the portfolio allocations: 30% large-cap, 15% small-cap, 15% foreign, 35% bonds and 5% cash. As of 10/31/02, the total number of funds in the Large-Cap Blend, Small-Cap, Foreign Stock and Intermediate-Term Bond Fund categories for the one-and five-year periods was 1,309, 266, 895, 690 and 629, 133, 478, 416, respectively. Performance includes changes in price and reinvestment of dividends and capital gains.


Schwab MarketMasters Funds(TM)

FUND FACTS As of October 31, 2002


TOP TEN HOLDINGS 1

SECURITY                                                        % OF INVESTMENTS
--------------------------------------------------------------------------------
 (1) GINNIE MAE, 6.50%, 11/20/32                                       9.6%
--------------------------------------------------------------------------------
 (2) BUNDES REPUBLIC OF DEUTSCHLAND 5.25%, 07/04/10                    5.2%
--------------------------------------------------------------------------------
 (3) FANNIE MAE, 5.50%, 11/19/17                                       3.4%
--------------------------------------------------------------------------------
 (4) FANNIE MAE, 5.50%, 11/14/32                                       2.5%
--------------------------------------------------------------------------------
 (5) GINNIE MAE, 7.00%, 07/15/31                                       1.7%
--------------------------------------------------------------------------------
 (6) BUNDES REPUBLIC OF DEUTSCHLAND, 5.25%, 07/04/11                   1.7%
--------------------------------------------------------------------------------
 (7) U.S. TREASURY INDEX PARTICIPATION NOTES, 3.63, 01/15/08           1.5%
--------------------------------------------------------------------------------
 (8) CITIGROUP, INC.                                                   1.1%
--------------------------------------------------------------------------------
 (9) EXXON MOBIL CORP.                                                 1.0%
--------------------------------------------------------------------------------
(10) U.S. TREASURY BOND, 10.63%, 08/15/15                              1.0%
--------------------------------------------------------------------------------
     TOTAL                                                            28.7%

STATISTICS

                                                        PEER GROUP
                                            FUND         AVERAGE 2
------------------------------------------------------------------
NUMBER OF HOLDINGS                            329             261
------------------------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)         $36,285         $24,957
------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                   19.1            23.6
------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                        3.2             3.6
------------------------------------------------------------------
12-MONTH YIELD                               2.52%           2.18%
------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                       380%             96%
------------------------------------------------------------------
THREE-YEAR BETA                              0.90            0.48
------------------------------------------------------------------

INVESTMENT MANAGERS AND ALLOCATION

INVESTMENT MANAGER         INVESTMENT STYLE      % OF ASSETS 3
--------------------------------------------------------------
ARONSON + PARTNERS         Large-cap value           29.3%
--------------------------------------------------------------
BERGER FINANCIAL           Mid-cap value             14.7%
GROUP LLC/PERKINS,
WOLF, MCDONNELL & CO.
--------------------------------------------------------------
EAGLE ASSET                Large-cap growth          10.6%
MANAGEMENT, INC.
--------------------------------------------------------------
PACIFIC INVESTMENT         Total return              41.2%
MANAGEMENT COMPANY         fixed-income
--------------------------------------------------------------
CASH                       --                         4.2%
--------------------------------------------------------------

1 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 10/31/02, there were 928 funds in the
  Morningstar Domestic Hybrid Fund category.

3 As of 10/31/02.

SCHWAB BALANCED MARKETMASTERS FUND(TM) -- Financials

Financial tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have been audited by PricewaterhouseCoopers LLP.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                         11/1/01-      11/1/00-      11/1/99-      11/1/98-      11/1/97-
                                                         10/31/02      10/31/01      10/31/00      10/31/99      10/31/98
-------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
-------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                    10.12         13.44         13.44         11.36         11.38
                                                         ----------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                   0.20          0.43          0.45          0.27          0.36
   Net realized and unrealized gains or losses            (0.73)        (2.12)         1.18          2.11          0.18
                                                         ----------------------------------------------------------------
   Total income or loss from investment operations        (0.53)        (1.69)         1.63          2.38          0.54
Less distributions:
   Dividends from net investment income                   (0.24)        (0.52)        (0.35)        (0.30)        (0.34)
   Distributions from net realized gains                     --         (1.11)        (1.28)           --         (0.22)
                                                         ----------------------------------------------------------------
   Total distributions                                    (0.24)        (1.63)        (1.63)        (0.30)        (0.56)
                                                         ----------------------------------------------------------------
Net asset value at end of period                           9.35         10.12         13.44         13.44         11.36
                                                         ----------------------------------------------------------------
Total return (%)                                          (5.55)       (13.95)        12.00         21.28          4.89

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets 2                                     0.72 3        0.50          0.50 1        0.50          0.50
Expense reductions reflected in above ratio                0.34          0.39          0.39          0.45          0.69
Ratio of net investment income to
  average net assets                                       1.89          3.67          3.18          2.20          3.21
Portfolio turnover rate                                     380            95           114           244           353
Net assets, end of period ($ x 1,000,000)                    97           118           153           122            93

1 Would have been 0.51% if certain non-routine expenses (proxy fees) had been included.

2 Prior to the fund's change in structure, the expenses incurred by underlying funds in which the fund invested are not included in this ratio.

3 Would have been 0.76% if certain non-routine expenses (proxy fees) had been included.


See financial notes.

PORTFOLIO HOLDINGS As of October 31, 2002

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 =   Collateral for open futures contracts

 *   American Depositary Receipt

 ~   Delayed delivery security

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity shown is the later of the next interest rate change date or demand date.

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

 42.8%    COMMON STOCK
          Market Value: $51,305
          Cost: $57,893

 19.3%    AGENCY MORTGAGE-BACKED SECURITIES
          Market Value: $23,110
          Cost: $23,000

  7.5%    FOREIGN GOVERNMENT SECURITIES
          Market Value: $9,010
          Cost: $8,748

  7.3%    CORPORATE BONDS
          Market Value: $8,706
          Cost: $8,963

  3.5%    U.S. GOVERNMENT SECURITIES
          Market Value: $4,179
          Cost: $4,181

  2.4%    NON-AGENCY MORTGAGE-BACKED SECURITIES
          Market Value: $2,871
          Cost: $2,872

  0.4%    MUNICIPAL BONDS
          Market Value: $477
          Cost: $464

 17.1%    SHORT TERM INVESTMENTS
          Market Value: $20,452
          Cost: $20,452

  0.0%    OPTIONS
          Market Value: $0
          Cost: $0

 (0.3)%   OPTIONS WRITTEN
          Market Value: ($371)
          Proceeds: ($188)
-----------------------------------------------
100.0%    TOTAL INVESTMENTS
          Market Value: $119,739
          Cost: $126,385

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)

     COMMON STOCK   42.8% of investments

     AEROSPACE/DEFENSE  0.7%
     ---------------------------------------------------------------------------
     General Dynamics Corp.    1,450                                         115
     Lockheed Martin Corp.    3,750                                          217
     Raytheon Co.    3,400                                                   100
     Textron, Inc.    6,800                                                  279
     United Technologies Corp.    1,800                                      111
                                                                     -----------
                                                                             822

     AIR TRANSPORTATION  0.2%
     ---------------------------------------------------------------------------
     Airborne Freight Corp.    12,000                                        155
     Fedex Corp.    2,300                                                    122
                                                                     -----------
                                                                             277

     ALCOHOLIC BEVERAGES  0.2%
     ---------------------------------------------------------------------------
     Anheuser-Busch Cos., Inc.    3,600                                      190

     APPAREL  0.6%
     ---------------------------------------------------------------------------
   o Jones Apparel Group, Inc.    5,600                                      194
   o Tommy Hilfiger Corp.    15,600                                          118
     VF Corp.    7,200                                                       265
     Wolverine World Wide, Inc.    10,000                                    161
                                                                     -----------
                                                                             738

     AUTOMOBILE PRODUCTS/MOTOR VEHICLES  1.4%
     ---------------------------------------------------------------------------
     Autoliv, Inc.    14,900                                                 289
   o Autonation, Inc.    17,800                                              189
     General Motors Corp.    7,300                                           243


See financial notes.

SCHWAB BALANCED MARKETMASTERS FUND(TM) -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)

   o Lear Corp.    6,300                                                     230
   * Magna International    3,000                                            162
   o O'Reilly Automotive, Inc.    6,000                                      164
     Polaris Industries, Inc.    3,500                                       220
   o SPX Corp.    4,950                                                      208
                                                                     -----------
                                                                           1,705

     BANKS  3.3%
     ---------------------------------------------------------------------------
     Banc One Corp.    4,600                                                 177
     BancorpSouth, Inc.    11,400                                            216
     BankAmerica Corp.    15,100                                           1,054
     Central Bancshares of the South, Inc.    13,800                         446
   * Doral Financial Corp.    8,700                                          228
     First Tennessee National Corp.    6,600                                 245
     Greater Bay Bancorp.    4,000                                            61
     Hibernia Corp., Class A    8,500                                        167
     Mercantile Bankshares Corp.    6,000                                    234
     Northern Trust Corp.    2,000                                            70
     Regions Financial Corp.    7,300                                        247
     Southtrust Corp.    9,000                                               231
     Union Planters Corp.    9,800                                           277
     UnionBanCal Corp.    4,000                                              171
     Wilmington Trust Co.    4,000                                           121
                                                                     -----------
                                                                           3,945

     BUSINESS MACHINES & SOFTWARE  2.0%
     ---------------------------------------------------------------------------
   o Adaptec, Inc.    18,000                                                 107
   o Advanced Digital Information Corp.    15,000                            106
     Autodesk, Inc.    6,500                                                  76
   o Cisco Systems, Inc.    11,200                                           125
   o Comverse Technology, Inc.    14,000                                     102
   o Dell Computer Corp.    6,200                                            177
     Diebold, Inc.    5,000                                                  178
   o EMC Corp.    15,200                                                      78
     Icon Office Solutions, Inc.    14,300                                   101
   o Micromuse    41,000                                                      94
   o Microsoft Corp.    13,050                                               698
   o Oracle Systems Corp.    16,250                                          166
   o Sybase, Inc.    16,600                                                  213
   o Xerox Corp.    30,200                                                   201
                                                                     -----------
                                                                           2,422

     BUSINESS SERVICES  2.0%
     ---------------------------------------------------------------------------
   o Brocade Communications Systems, Inc.    2,450                            17
   o Cendant Corp.    12,000                                                 138
   o Computer Sciences Corp.    6,900                                        223
     Deluxe Corp.    5,500                                                   254
   o Filenet Corp.    12,500                                                 136
   o First Data Corp.    4,200                                               147
   o G Tech Holdings Corp.    9,800                                          255
     H&R Block, Inc.    2,900                                                129
   o InFocus Systems    12,000                                                70
   o Informatica Corp.    15,000                                              78
   o Intuit, Inc.    3,250                                                   169
   o Iona Technologies PLC    20,000                                          47
     Pittston Brink's Group    6,000                                         127
   o Republic Services, Inc., Class A    9,000                               185
   o Sonicwall, Inc.    21,000                                                58
   o Symantec Corp.    6,300                                                 252
   o Webmethods, Inc.    14,000                                              101
                                                                     -----------
                                                                           2,386

     CHEMICAL  0.4%
     ---------------------------------------------------------------------------
     3M Co.    550                                                            70
     Eastman Chemical Co.    4,600                                           167
   o Hercules, Inc.    12,000                                                115
     Lubrizol Corp.    2,900                                                  84
                                                                     -----------
                                                                             436

     CONSTRUCTION  1.4%
     ---------------------------------------------------------------------------
     Centex Corp.    5,300                                                   241
   o Dycom Industries, Inc.    16,000                                        174
     Fluor Corp    7,500                                                     177
     KB Home    5,200                                                        246
   o NVR, Inc.    800                                                        271
     Pulte Corp.    3,000                                                    138
     Sherwin-Williams Co.    10,800                                          295
     Standard Pacific Corp.    4,000                                          97
                                                                     -----------
                                                                           1,639

     CONSUMER - NON-DURABLE  0.3%
     ---------------------------------------------------------------------------
   o Energizer Holdings, Inc.    7,800                                       233
     Lancaster Colony Corp.    2,500                                         113
                                                                     -----------
                                                                             346


See financial notes.

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)

     CONSUMER DURABLE  0.4%
     ---------------------------------------------------------------------------
   o Furniture Brands International, Inc.    8,000                           181
     La-Z-Boy Chair Co.    6,000                                             143
   o Rent-A-Center, Inc.    4,300                                            190
                                                                     -----------
                                                                             514

     CONTAINERS  0.1%
     ---------------------------------------------------------------------------
     Ball Corp.    2,200                                                     107
   o Owens Illinois    6,600                                                  79
                                                                     -----------
                                                                             186

     ELECTRONICS  1.6%
     ---------------------------------------------------------------------------
   o Acxiom Corp.    6,600                                                    83
   o Applied Materials, Inc.    2,200                                         33
   o Asyst Technologies, Inc.    12,000                                       72
   o C-COR.Net Corp.    17,000                                                71
   o Celestica, Inc.    3,200                                                 44
   o Fairchild Semiconductor International    10,000                         119
     Intel Corp.    8,450                                                    146
     Linear Technology Corp.    3,000                                         83
     Maxim Integrated Products, Inc.    2,550                                 81
   o Newport Corp.    9,000                                                   99
   o Nextel Communications, Inc., Class A    11,300                          127
   o Remec, Inc.    16,000                                                    52
     Scientific Atlanta, Inc.    11,900                                      145
   o Silicon Storage Technologies, Inc.    25,000                            111
   o Stratex Networks, Inc.    45,000                                        104
  *o Taiwan Semiconductor Co. Ltd.    19,640                                 154
     Texas Instruments, Inc.    12,200                                       193
   o Vishay Intertechnology, Inc.    10,000                                  103
   o Waters Corp.    3,000                                                    76
                                                                     -----------
                                                                           1,896

     ENERGY - RAW MATERIALS  1.5%
     ---------------------------------------------------------------------------
     Apache Corp.    5,700                                                   308
     Burlington Resources, Inc.    4,000                                     165
     ENSCO International, Inc.    2,600                                       70
     EOG Resources, Inc.    4,000                                            148
     Helmerich & Payne, Inc.    2,500                                         71
   o Joy Global, Inc.    14,000                                              137
   o Key Energy Group, Inc.    29,000                                        259
     Noble Energy, Inc.    5,500                                             200
     Occidental Petroleum Corp.    12,000                                    342
     Tidewater, Inc.    4,000                                                113
                                                                     -----------
                                                                           1,813

     FOOD & AGRICULTURE  1.2%
     ---------------------------------------------------------------------------
     Bunge Ltd.    6,200                                                     157
     Coca-Cola Co.    5,200                                                  242
     ConAgra Foods, Inc.    9,800                                            238
     Dole Food, Inc.    4,000                                                117
     Fresh del Monte Produce, Inc.    8,500                                  232
     Interstate Bakeries Corp.    4,200                                      105
   o Scotts Co., Class A    4,800                                            228
     Supervalu, Inc.    4,000                                                 67
                                                                     -----------
                                                                           1,386

     HEALTHCARE/DRUGS & MEDICINE  3.0%
     ---------------------------------------------------------------------------
     Abbott Laboratories    1,100                                             46
   o Amgen, Inc.    2,250                                                    105
   o Apria Healthcare Group, Inc.    8,900                                   217
   o Baxter International, Inc.    3,050                                      76
   o Conventry Healthcare, Inc.    2,600                                      87
     Eli Lilly & Co.    1,300                                                 72
   o Forest Laboratories, Inc.    350                                         34
     HCA, Inc.    1,950                                                       85
   o Humana, Inc.    5,000                                                    61
     Invacare Corp.    5,000                                                 158
     Johnson &  Johnson, Inc.    4,850                                       285
   o Lifepoint Hospitals, Inc.    1,500                                       47
   o Manor Care, Inc.    7,500                                               148
     Medtronic, Inc.    2,850                                                128
   o Merck & Co., Inc.    6,950                                              377
     Mid Atlantic Medical Services, Inc.    3,100                            113
     Mylan Laboratories, Inc.    7,200                                       227
     Omnicare, Inc.    8,500                                                 185
   o Oxford Health Plans, Inc.    5,400                                      192
   o Pfizer, Inc.    13,400                                                  426
   o Pharmacia Corp.    1,700                                                 73
     Province Healthcare Co.    9,000                                        117
   o Tenet Healthcare Corp.    600                                            17
     United Healthcare Corp.    600                                           55


See financial notes.

SCHWAB BALANCED MARKETMASTERS FUND(TM) -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)

   o Wellpoint Health Networks, Inc.    700                                   53
     Wyeth    6,700                                                          224
                                                                     -----------
                                                                           3,608

     HOUSEHOLD PRODUCTS  0.7%
     ---------------------------------------------------------------------------
     Clorox Co.    6,900                                                     310
     Colgate-Palmolive Co.    2,500                                          138
     Dial Corp.    8,200                                                     174
     Procter & Gamble Co.    1,900                                           168
                                                                     -----------
                                                                             790

     INSURANCE  3.0%
     ---------------------------------------------------------------------------
     AFLAC, Inc.    2,300                                                     70
     Allstate    12,600                                                      501
     American International Group, Inc.    2,200                             138
     Cincinnati Financial Corp.    5,000                                     190
     Everest Re Group Ltd.    3,500                                          203
     Fidelity National Financial, Inc.    8,900                              269
     First American Financial Corp.    12,100                                247
     ITT Hartford Group, Inc.    1,200                                        47
   o John Hancock Financial Services    6,400                                188
     Loews Corp.    5,200                                                    224
     Metlife, Inc.    11,800                                                 282
     Old Republic International Corp.    11,800                              352
     PMI Group, Inc.    7,400                                                221
     Progressive Corp.    2,400                                              132
   o StanCorp. Financial Group, Inc.    4,100                                221
   o Torchmark Corp.    7,700                                                276
     Travelers Property Casualty Corp.    7,312                               97
                                                                     -----------
                                                                           3,658

     MEDIA  0.8%
     ---------------------------------------------------------------------------
     Belo Corp., Class A    5,600                                            129
   o Clear Channel Communications, Inc.    2,950                             109
     Gannett, Inc.    2,300                                                  175
     Media General, Inc.    1,600                                             88
     Readers Digest Association, Inc.    9,000                               146
   o The Walt Disney Co.    7,150                                            120
   o Viacom, Inc., Class B    3,300                                          147
                                                                     -----------
                                                                             914

     MISCELLANEOUS  0.0%
     ---------------------------------------------------------------------------
   o Openwave Systems, Inc.    17,000                                         19

     MISCELLANEOUS FINANCE  6.0%
     ---------------------------------------------------------------------------
     A.G. Edwards, Inc.    2,500                                              82
     American Express Co.    4,000                                           146
     Archstone Communities Trust    7,500                                    172
     Astoria Financial Corp.    11,000                                       288
     Bear Stearns Cos., Inc.    5,100                                        311
 (8) Citigroup, Inc.    35,100                                             1,297
   o Countrywide Credit Industries, Inc.    7,900                            397
     Federal Home Loan Mortgage Corp.    11,900                              733
     Federal National Mortgage Association    5,800                          388
     Franklin Resources, Inc.    4,000                                       132
     Golden West Financial Corp.    3,400                                    235
     GP Financial Corp.    6,200                                             270
     Home Properties of New York    5,500                                    174
     Independence Community Bank Corp.    4,100                              105
   o IndyMac Bankcorp., Inc.    9,500                                        177
   o IPC Holdings Ltd.    6,500                                              203
     Legg Mason, Inc.    4,000                                               186
     Lehman Brothers Holdings, Inc.    3,850                                 205
     Liberty Property    7,000                                               205
     Lincoln National Corp.    2,500                                          76
     LNR Property Corp.    5,100                                             182
     Mack-Cali Realty Corp.    6,500                                         188
   o Moody's Corp.    4,900                                                  231
     Morgan Stanley    4,800                                                 187
   o Staten Island Bancorp, Inc.    7,900                                    146
     The Goldman Sachs Group, Inc.    2,750                                  197
     Waddell & Reed Financial, Inc.    10,000                                175
     Webster Financial Corp.    3,000                                         97
                                                                     -----------
                                                                           7,185

     NON-FERROUS METALS  0.4%
     ---------------------------------------------------------------------------
     Alcan Aluminum Ltd.    3,600                                            101
     Engelhard Corp.    4,600                                                102
   o Inco Ltd.    14,400                                                     275
                                                                     -----------
                                                                             478

     OIL - DOMESTIC  1.6%
     ---------------------------------------------------------------------------
     Amerada Hess Corp.    4,000                                             205
     Ashland Oil, Inc.    2,200                                               58
   o Cimarex Energy Co.    6,000                                              95


See financial notes.

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)

     Kerr-McGee Corp.    4,500                                               196
     Marathon Oil Corp.    12,500                                            261
     Murphy Oil Corp.    1,500                                               126
   o Newfield Exploration Co.    9,100                                       318
   o Ocean Energy, Inc.    6,500                                             121
     Precision Drilling Corp.    5,000                                       171
     Talisman Energy, Inc.    6,200                                          228
     Teekay Shipping Marshall Island    5,500                                180
                                                                     -----------
                                                                           1,959

     OIL - INTERNATIONAL  1.1%
     ---------------------------------------------------------------------------
 (9) ExxonMobil Corp.    36,300                                            1,222
     Santa Fe International Corp.    3,500                                    84
                                                                     -----------
                                                                           1,306

     OPTICAL & PHOTO  0.3%
     ---------------------------------------------------------------------------
     Eastman Kodak Co.   3,400                                               112
   o Ingram Micro, Inc., Class A    13,800                                   198
                                                                     -----------
                                                                             310

     PAPER & FOREST PRODUCTS  0.2%
     ---------------------------------------------------------------------------
     Boise Cascade Corp.    5,000                                            119
     Rayonier, Inc.    2,000                                                  84
                                                                     -----------
                                                                             203

     PRODUCER GOODS & MANUFACTURING  1.6%
     ---------------------------------------------------------------------------
     Briggs & Stratton Corp.    4,500                                        173
   o Cognos, Inc.    5,900                                                   117
     General Electric Co.    17,700                                          447
   o Manitowoc, Inc.    3,500                                                 83
     Maverick Tube Corp.    14,000                                           178
   o Mettler-Toledo International, Inc.    5,500                             165
     Pentair, Inc.    5,600                                                  185
     Precision Castparts    10,700                                           208
     Snap-On Tools Corp.    4,500                                            117
     Tecumseh Products Co., Class A    4,000                                 181
     Trinity Industries, Inc.    7,000                                       110
                                                                     -----------
                                                                           1,964

     RAILROAD & SHIPPING  0.1%
     ---------------------------------------------------------------------------
     Burlington Northern Santa Fe Corp.    3,000                              77
   * Canadian Pacific Railway Ltd.    2,600                                   52
                                                                     -----------
                                                                             129

     REAL PROPERTY  0.3%
     ---------------------------------------------------------------------------
     Equity Residential Properties Trust    6,000                            142
     Vornado Realty Trust    5,500                                           202
                                                                     -----------
                                                                             344

     RETAIL  2.1%
     ---------------------------------------------------------------------------
   o Albertson's, Inc.    12,100                                             270
   o Federated Department Stores, Inc.    4,000                              123
   o Foot Locker, Inc.    14,000                                             137
     Home Depot, Inc.    14,300                                              413
   o Kroger Co.    21,300                                                    316
   o Payless Shoesource, Inc.    4,300                                       217
     Pier 1 Imports, Inc.    11,100                                          209
     Ross Stores, Inc.    1,300                                               55
     Talbots, Inc.    6,000                                                  166
     Target Corp.    2,450                                                    74
   o Toys `R' Us, Inc.    11,000                                             110
     Wal Mart Stores, Inc.    9,050                                          485
                                                                     -----------
                                                                           2,575

     SANITARY SERVICES  0.1%
     ---------------------------------------------------------------------------
   o Citizens Utilities Co., Class B    13,500                               112

     STEEL  0.3%
     ---------------------------------------------------------------------------
     Nucor Corp.    2,000                                                     84
     Worthington Industries, Inc.    11,800                                  223
                                                                     -----------
                                                                             307

     TELEPHONE  1.7%
     ---------------------------------------------------------------------------
   o Amdocs Ltd.    7,600                                                     53
     BellSouth Corp.    7,700                                                202
     Century Telephone Enterprises, Inc.    4,600                            130
     SBC Communications, Inc.    12,400                                      318
     Sprint Corp.    31,000                                                  385
     Telephone & Data Systems, Inc.    4,800                                 244
   o Verizon Communications    19,100                                        721
                                                                     -----------
                                                                           2,053

     TRAVEL & RECREATION  0.5%
     ---------------------------------------------------------------------------
   o Brunswick Corp.    5,000                                                103
     Callaway Golf Co.    600                                                  7
     Carnival Corp.    8,550                                                 223
   * Fairmont Hotels & Resorts, Inc.    7,000                                172
   o Mandalay Resort Group    5,400                                          153
                                                                     -----------
                                                                             658


See financial notes.

SCHWAB BALANCED MARKETMASTERS FUND(TM) -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)

     TRUCKING & FREIGHT  0.4%
     ---------------------------------------------------------------------------
   o Consolidated Freightways, Inc.    4,000                                 129
     Ryder Systems, Inc.    8,800                                            202
     United Parcel Service, Inc.    1,600                                     96
                                                                     -----------
                                                                             427

     UTILITIES - ELECTRIC & GAS  1.3%
     ---------------------------------------------------------------------------
   o AES Corp.    30,200                                                      53
     Allegheny Power System, Inc.    14,100                                   80
     American Electric Power Co., Inc.    9,100                              233
     Constellation Energy Group    5,100                                     131
   o Edison International    25,700                                          258
     Nisource, Inc.    9,600                                                 159
     Pinnacle West Capital Co.    4,700                                      134
     Sempra Energy    12,600                                                 279
     TXU Corp.    2,200                                                       32
     Wisconsin Energy Corp.    10,700                                        246
                                                                     -----------
                                                                           1,605

     SECURITY                                        FACE VALUE      MKT. VALUE
        RATE, MATURITY DATE                          ($ x 1,000)     ($ x 1,000)

     AGENCY MORTGAGE-BACKED SECURITIES
     19.3% of investments

     Fannie Mae
~(3)    5.50%, 11/19/17                                    4,000           4,125
~(4)    5.50%, 11/14/32                                    3,000           3,031
     Ginnie Mae
        6.50%, 07/15/31                                      923             963
 (5)    7.00%, 07/15/31                                    1,908           2,004
        7.00%, 08/15/31                                       30              31
        6.50%, 09/15/31                                      493             514
        6.50%, 02/15/32                                      952             993
~(1)    6.50%, 11/20/32                                   11,000          11,449
                                                                     -----------
                                                                          23,110

     FOREIGN GOVERNMENT SECURITIES
     7.5% of investments

     Bundes Republic of
     Deutschland
~(2)    5.25%, 07/04/10                                    5,900           6,194
~(6)    5.25%, 01/04/11                                    1,900           1,992
   ~    5.00%, 07/04/11                                      800             824
                                                                     -----------
                                                                           9,010

     Corporate Bonds  7.3% of investments

     FIXED-RATE OBLIGATIONS  6.5%
     ---------------------------------------------------------------------------
     AOL Time Warner, Inc.
        7.70%, 05/01/32                                      500             461
     AT&T Corp.
        8.00%, 11/15/31                                    1,000             958
     Deutsche Telekom International Finance
        8.75%, 06/15/30                                      250             271
        9.25%, 06/01/32                                      500             591
     El Paso Corp.
        7.00%, 05/15/11                                      250             165
        7.80%, 08/01/31                                      250             155
        7.75%, 01/15/32                                      150              95
     Federal Republic of Brazil
        11.50%, 03/12/08                                     500             326
        11.00%, 01/11/12                                     500             291
     Ford Motor Co.
        8.90%, 01/15/32                                      500             433
     France Telecom
        10.00%, 03/01/31                                     400             453
     General Motors Corp.
        6.88%, 08/28/12                                      750             680
     Qwest Corp.
        8.88%, 03/15/12                                      500             458
     Republic of Peru, 144A
        9.13%, 02/21/12                                      550             487
     Sprint Capital Corp.
        8.38%, 03/15/12                                    1,250           1,054
     United Mexican States
        8.38%, 01/14/11                                      500             540
     Williams Companies, Inc., 144A
        8.75%, 03/15/32                                      500             295
                                                                     -----------
                                                                           7,713

     VARIABLE-RATE OBLIGATIONS  0.8%
     ---------------------------------------------------------------------------
     British Telecom PLC
        3.12%, 12/15/03                                      500             500
     Ford Motor Credit Co.
        2.01%, 03/17/03                                      500             493
                                                                     -----------
                                                                             993


See financial notes.

     SECURITY                                        FACE VALUE      MKT. VALUE
        RATE, MATURITY DATE                          ($ x 1,000)     ($ x 1,000)

     U.S. GOVERNMENT SECURITIES   3.5% of investments

     U.S. Treasury Bond
(10)    10.63%, 08/15/15                                     750           1,200
        7.50%, 11/15/16                                      900           1,160
 (7) U.S. Treasury Index Participation Note
        3.63%, 01/15/08                                    1,500           1,819
                                                                     -----------
                                                                           4,179

     NON-AGENCY MORTGAGE-BACKED SECURITIES
     2.4% of investments

     Bear Stearns Adjustable Rate
     Mortgage Trust
     Series 2002-9 Class 2A
        5.44%, 12/30/32                                      498             505
   ~ Series 2002-11 Class A1
        5.60%, 12/30/32                                      500             508
     Fannie Mae
     Series 2002-16 Class TK
        5.50%, 07/25/29                                      903             917
     Structured Asset Securities Corp.
     Series 2002-13 Class 2A1
        2.33%, 07/25/32                                      445             447
     Wells Fargo Mortgage Backed
     Securities Trust
     Series 2002-E Class 2A1
        5.22%, 09/25/32                                      487             494
                                                                     -----------
                                                                           2,871

     MUNICIPAL BONDS   0.4% of investments

     Tobacco Settlement Financing
     Corp. of  Rhode Island
     Revenue Bond, Series 2002A
        6.25%, 06/01/42                                      500             477

     SHORT TERM INVESTMENTS   17.1% of investments

     U.S. GOVERNMENT SECURITIES  0.2%
     ---------------------------------------------------------------------------
   = U.S. Treasury Bill
        1.61%, 11/29/02                                       30              30
        1.62%, 11/29/02                                       30              30
        1.50%, 12/19/02                                      175             175
        1.61%, 12/19/02                                       50              50
                                                                     -----------
                                                                             285

                                                  MATURITY VALUE     MKT. VALUE
     SECURITY                                       ($ x 1,000)      ($ x 1,000)

     REPURCHASE AGREEMENTS  11.2%
     ---------------------------------------------------------------------------
   = Credit Suisse First Boston, Inc.
     Repurchase Agreement
     Collateralized by U.S.
     Government Securities
        1.87%, 11/01/02                                   13,401          13,400

                                                                     MKT. VALUE
     SECURITY AND NUMBER OF SHARES                                   ($ x 1,000)

     OTHER INVESTMENT COMPANIES  5.7%
     ---------------------------------------------------------------------------
  =  Provident Institutional Funds--
     TempCash    2,295,326                                                 2,295
  =  Provident Institutional Funds--
     TempFund    4,472,482                                                 4,472
                                                                     -----------
                                                                           6,767

                                                                     MKT. VALUE
     SECURITY DESCRIPTION                                            ($ x 1,000)

     OPTIONS   0.0% of investments

     PUT OPTIONS  0.0%
     ---------------------------------------------------------------------------
     Eurodollar, Strike Price 95.75,
     Expires 03/17/03    15                                                   --
     Eurodollar LIBOR Future, Strike
     Price 93.75, Expires 12/15/03    15                                      --
                                                                     -----------
                                                                              --

     OPTIONS WRITTEN   (0.3)% of investments

     CALL OPTIONS  (0.2)%
     ---------------------------------------------------------------------------
     3 Month LIBOR, Strike Price 5.00,
     Expires 01/17/05    (3,700)                                            (151)
     3 Month LIBOR, Strike Price 5.30,
     Expires 12/11/02    (2,400)                                            (158)
                                                                     -----------
                                                                            (309)

     PUT OPTIONS  (0.1)%
     ---------------------------------------------------------------------------
     3 Month LIBOR, Strike Price 7.00,
     Expires 01/07/05    (3,700)                                             (62)


END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

SCHWAB BALANCED MARKETMASTERS FUND(TM) -- Financials

In addition to the above, the fund held the following at 10/31/02. All numbers x 1,000 except number of futures contracts.

SWAP AGREEMENTS

                                                 Notional           Unrealized
                                                   Amount         Gains/(Losses)
Credit Default
General Electric Capital Corp.
Rate .30%, expires 06/17/03,
Morgan Stanley                                       500                    (1)
Interest Rate
Receive variable rate
payments of 3 month
LIBOR, Pay fixed rate
payments of 6.0%, expires
12/18/07, Merrill Lynch                            5,000                  (325)
                                                                  --------------
                                                                          (326)

FUTURES CONTRACTS

                                    Number of        Contract        Unrealized
                                    Contracts          Value       Gains/(Losses)
S&P 500 Index,
expires 12/20/02                          15           3,320                178
90 Day Eurodollar,
expires 03/15/04                          15           3,654                 19
10 Year U.S.
Treasury Note,
expires 12/31/02                          13           1,491                (13)
3 Month
Eurodollar LIBOR,
expires 12/31/03                          25           5,993                 17
                                                                   -------------
                                                                            201

FORWARD FOREIGN CURRENCY CONTRACTS

                                   Amount of                      Amount of
                    Currency to   Currency to     Currency to    Currency to     Unrealized
Expiration Date     be Received   be Received    be Delivered   be Delivered   Gains/(Losses)
11/08/2002          U.S. Dollar            12   European Euro             12             --
11/08/2002        European Euro         4,473     U.S. Dollar          4,384            (37)


See financial notes.

Statement of
ASSETS AND LIABILITIES
As of October 31, 2002. All numbers x 1,000 except NAV.


ASSETS
------------------------------------------------------------------
Investments, at market value                              $106,710 a
Repurchase agreements, at market value                      13,400 a
Cash                                                             1
Foreign currency                                               213 b
Receivables:
   Fund shares sold                                              4
   Dividends                                                    63
   Interest                                                    464
   Due from brokers for futures                                 15
   Investments sold                                          1,596
Prepaid expenses                                      +          8
                                                      ------------
TOTAL ASSETS                                               122,474

LIABILITIES
------------------------------------------------------------------
Options written, at value                                      371 c
Swap agreements, at fair value                                 596 d
Unrealized losses on foreign currency contracts                 37
Payables:
   Fund shares redeemed                                         23
   Due to brokers for futures                                   16
   Investments bought                                       24,215
   Investment adviser and administrator fees                     5
   Transfer agency and shareholder service fees                  2
Accrued expenses                                      +         38
                                                      ------------
TOTAL LIABILITIES                                           25,303

NET ASSETS
------------------------------------------------------------------
TOTAL ASSETS                                               122,474
TOTAL LIABILITIES                                     -     25,303
                                                      ------------
NET ASSETS                                                $ 97,171

NET ASSETS BY SOURCE
Capital received from investors                            122,197
Net investment income not yet distributed                    1,169
Net realized capital losses                                (19,332) e
Net unrealized capital losses                               (6,863) e

NET ASSET VALUE (NAV)

                 SHARES
NET ASSETS   /   OUTSTANDING   =   NAV
$97,171          10,393            $9.35

a The fund paid $126,573 for these securities. Not counting short-term obligations and government securities, the fund paid $268,864 for securities during the report period and received $293,908 from securities it sold or that matured. For long-term government securities, the fund paid $126,030 during the report period and received $101,866 for securities it sold or that matured.


b The fund paid $212 for this currency.

c                             NUMBER         PREMIUMS
                           OF CONTRACTS      RECEIVED
                           ------------      --------
  Options written,
     beginning of
     period                         --            --
  Options written                  980          188
  Options closed                    --            --
  Options exercised                 --            --
  Options written,
                           ------------      --------
     end of period                 980         $188

d The fund received $270 to enter into these swap agreements.

e These derive from investments, options, foreign currency transactions, futures and swap agreements.

FEDERAL TAX DATA

PORTFOLIO COST                         $127,308
NET UNREALIZED GAINS AND LOSSES:
Gains                                  $  1,172
Losses                             +     (8,158)
                                   ------------
                                        ($6,986)

UNDISTRIBUTED EARNINGS:
Ordinary income                        $  1,131
Long-term capital gains                $     --
UNUSED CAPITAL LOSSES:
Expires 10/31 of:                  Loss amount:
   2009                                $  9,491
   2010                            +      9,124
                                   ------------
                                       $ 18,615

RECLASSIFICATIONS:
Net investment income not
   yet distributed                         ($41)
Reclassified as:
Net realized
   capital losses                           $41


See financial notes.

SCHWAB BALANCED MARKETMASTERS FUND(TM) -- Financials

Statement of
OPERATIONS
For November 1, 2001 through October 31, 2002. All numbers x 1,000.

INVESTMENT INCOME
-----------------------------------------------------------------------
Dividends                                                      $  2,323 a
Interest                                                   +        645
                                                           ------------
TOTAL INVESTMENT INCOME                                           2,968

NET REALIZED GAINS AND LOSSES
-----------------------------------------------------------------------
Net realized losses on investments sold                          (9,396)
Net realized gains received from underlying funds                   436
Net realized losses on foreign currency transactions                (41)
Net realized losses on futures contracts                   +       (474)
                                                           ------------
NET REALIZED LOSSES                                              (9,475)

NET UNREALIZED GAINS AND LOSSES
-----------------------------------------------------------------------
Net unrealized gains on investments                               2,268
Net unrealized losses on foreign currency transactions              (92)
Net unrealized losses on option contracts                          (183)
Net unrealized gains on futures contracts                           201
Net unrealized losses on swap agreements                   +       (326)
                                                           ------------
NET UNREALIZED GAINS                                              1,868

EXPENSES
-----------------------------------------------------------------------
Investment adviser and administrator fees                           728 b
Transfer agent and shareholder service fees                         280 c
Trustees' fees                                                        7 d
Custodian and portfolio accounting fees                              77
Professional fees                                                    36
Registration fees                                                    27
Shareholder reports                                                  17
Other expenses                                                       12
Proxy fees                                                 +         49
                                                           ------------
Total expenses                                                    1,233
Expense reduction                                          -        384 e
                                                           ------------
NET EXPENSES                                                        849

DECREASE IN NET ASSETS FROM OPERATIONS
-----------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                           2,968
NET EXPENSES                                               -        849
                                                           ------------
NET INVESTMENT INCOME                                             2,119
NET REALIZED LOSSES                                              (9,475) f
NET UNREALIZED GAINS                                       +      1,868 f
                                                           ------------
DECREASE IN NET ASSETS FROM OPERATIONS                          ($5,488)

a An additional $2 was withheld for foreign taxes.

b Calculated as 0.85% of average daily net assets. Prior to June 3, 2002, calculated as a percentage of average daily net assets: 0.54% of the first $500 million and 0.49% of assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

d For the fund's independent trustees only.

e Includes $174 from the investment adviser (CSIM) and $180 from the transfer agent and shareholder service agent (Schwab). Schwab waived 100% of its transfer agent and shareholder service fees through June 2, 2002. These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 29, 2004, to 1.10% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

f These add up to a net loss on investments of $7,607.


See financial notes.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
-------------------------------------------------------------------------------
                                            11/1/01-10/31/02   11/1/00-10/31/01
Net investment income                              $  2,119           $  4,971
Net realized losses                                  (9,475)            (8,326)
Net unrealized gains or losses               +        1,868            (17,014)
                                             ----------------------------------
DECREASE IN NET ASSETS
FROM OPERATIONS                                      (5,488)           (20,369)

DISTRIBUTIONS PAID
-------------------------------------------------------------------------------
Dividends from net investment income                  2,727              5,928
Distributions from net realized gains        +           --             12,579
                                             ----------------------------------
TOTAL DIVIDENDS AND DISTRIBUTIONS PAID             $  2,727           $ 18,507 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                     11/1/01-10/31/02        11/1/00-10/31/01
                                   QUANTITY       VALUE    QUANTITY       VALUE
Shares sold                           1,632    $ 16,319       1,629    $ 18,334
Shares reinvested                       257       2,727       1,544      17,661
Shares redeemed                  +   (3,131)    (31,384)     (2,892)    (32,009)
                                 -----------------------------------------------
NET INCREASE OR DECREASE             (1,242)   ($12,338)        281    $  3,986

SHARES OUTSTANDING AND NET ASSETS
------------------------------------------------------------------------------
                                    11/1/01-10/31/02        11/1/00-10/31/01
                                  SHARES    NET ASSETS    SHARES   NET ASSETS
Beginning of period               11,635      $117,724    11,354    $ 152,614
Total increase or decrease    +   (1,242)      (20,553)      281      (34,890) b
                              ------------------------------------------------
END OF PERIOD                     10,393      $ 97,171    11,635    $ 117,724 c

a The tax-basis components of distributions paid for the current period are:

  Ordinary income             $2,727
  Long-term capital gains     $   --

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes net investment income not yet distributed in the amount of $1,169 and $1,818 at the end of the current period and the prior period, respectively.


See financial notes.

      The fund seeks long-term capital appreciation.

Schwab Small-Cap MarketMasters Fund(TM)
(formerly Schwab MarketManager Small Cap Portfolio)


[PHOTO OF JEFFREY MORTIMER]

JEFFREY MORTIMER, a vice president of the investment adviser, has overall responsibility for the management of the fund. He joined the firm in October 1997, and has worked for more than thirteen years in the asset allocation and manager selection field.

TICKER SYMBOL: SWOSX

                     INVESTMENT STYLE 1
MARKET CAP 1      Value    Blend    Growth
   Large           / /      / /      / /
   Medium          / /      / /      / /
   Small           / /      /X/      / /


MANAGER'S PERSPECTIVE

DESPITE AN ENVIRONMENT OF SHARPLY LOWER RETURNS,SMALL-CAP VALUE STOCKS WERE ONE OF THE TOP PERFORMING EQUITY ASSET CLASSES DURING THE REPORT PERIOD, ALTHOUGH WITH NEGATIVE PERFORMANCE. Small-cap growth was not so fortunate, performing worse than its large-cap growth or value counterparts. Given the contrast in performance according to style, returns varied greatly among managers.

IN JUNE 2002, THE FUND SHIFTED FROM USING A MULTI-FUND APPROACH TO A MULTI-MANAGER APPROACH. Under the new structure,the fund's assets are allocated among four investment managers.

During the period prior to the conversion, we maintained exposure to small-cap growth investments at a level slightly below that of the fund's benchmark at the time. However, even with reduced exposure, the small-cap growth component had a negative effect on fund performance.

Since the conversion, we reduced exposure to small-cap growth, and currently have a larger weighting in the blend category.This category added diversification through exposure to both value and growth and positioned the fund to better participate in the market recovery that began toward the end of the report period. We will of course continue to monitor market movement and conditions to see if the rally,perhaps strengthened by the Federal Reserve's interest rate cut in early November 2002, is sustainable.

Small company stocks are subject to greater volatility than other asset categories. Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the report date.

1 Source: Morningstar, Inc. This style assessment is the result of comparing the fund with the S&P 500(R) Index, based on P/E, P/B and median market cap. The assessment reflects the fund as of 10/31/02, which may have changed since then, and is not a precise indication of risk or performance--past, present or future.


Schwab MarketMasters Funds(TM)

PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS as of 10/31/02

This chart compares performance of the fund with the Russell 2000(R) Index and the Morningstar Small-Cap Fund category.

[BAR CHART]


                                             RUSSELL        PEER GROUP
                                FUND 1      2000 INDEX       AVERAGE 2
1 YEAR                          -17.34%       -11.57%         -7.36%
5 YEARS                          -2.62%        -1.70%          1.37%
SINCE INCEPTION: 9/16/97         -2.69%        -1.92%           n/a

PERFORMANCE OF A $10,000 INVESTMENT

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in the Russell 2000 Index.

$8,694  FUND 1
$9,055  RUSSELL 2000 INDEX

[LINE GRAPH]

                                Russell
                 SWOSX        2000 Index
16-Sep-97        10000           10000
   Sep-97        10260           10319
   Oct-97         9930            9866
   Nov-97         9770            9802
   Dec-97         9886            9973
   Jan-98         9701            9816
   Feb-98        10277           10541
   Mar-98        10781           10976
   Apr-98        10832           11036
   May-98        10359           10441
   Jun-98        10411           10463
   Jul-98         9896            9615
   Aug-98         8271            7748
   Sep-98         8435            8355
   Oct-98         8754            8696
   Nov-98         9238            9151
   Dec-98         9946            9718
   Jan-99        10101            9847
   Feb-99         9563            9049
   Mar-99        10029            9191
   Apr-99        10773           10014
   May-99        10752           10160
   Jun-99        11311           10620
   Jul-99        11228           10329
   Aug-99        10938            9946
   Sep-99        10990            9948
   Oct-99        11414            9989
   Nov-99        12272           10586
   Dec-99        13714           11784
   Jan-00        13339           11594
   Feb-00        15171           13508
   Mar-00        14496           12618
   Apr-00        13178           11859
   May-00        12482           11167
   Jun-00        14003           12141
   Jul-00        13478           11750
   Aug-00        14924           12647
   Sep-00        14164           12275
   Oct-00        13146           11727
   Nov-00        11325           10523
   Dec-00        12156           11427
   Jan-01        12795           12022
   Feb-01        11698           11233
   Mar-01        10879           10684
   Apr-01        11927           11520
   May-01        12325           11803
   Jun-01        12674           12210
   Jul-01        12168           11550
   Aug-01        11590           11177
   Sep-01        10012            9672
   Oct-01        10518           10238
   Nov-01        11421           11030
   Dec-01        12144           11711
   Jan-02        11951           11589
   Feb-02        11612           11272
   Mar-02        12520           12178
   Apr-02        12471           12289
   May-02        12060           11743
   Jun-02        11164           11161
   Jul-02         9469            9475
   Aug-02         9323            9452
   Sep-02         8476            8773
31-Oct-02         8694            9055

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source: Morningstar, Inc. As of 10/31/02, the total number of funds in the Small-Cap Blend Fund category for the one- and five-year periods was 266 and 133, respectively.

SCHWAB SMALL-CAP MARKETMASTERS FUND(TM)

FUND FACTS As of October 31, 2002


TOP TEN HOLDINGS 1

SECURITY                                    % OF INVESTMENTS
------------------------------------------------------------
 (1) SYSTEMS & COMPUTER TECHNOLOGY CORP.           1.6%
------------------------------------------------------------
 (2) FRESH DEL MONTE PRODUCE, INC.                 1.4%
------------------------------------------------------------
 (3) HUMANA, INC.                                  1.2%
------------------------------------------------------------
 (4) HYPERION SOLUTIONS CORP.                      1.2%
------------------------------------------------------------
 (5) PALL CORP.                                    1.1%
------------------------------------------------------------
 (6) OCEANEERING INTERNATIONAL, INC.               1.1%
------------------------------------------------------------
 (7) BALDOR ELECTRIC CO.                           1.1%
------------------------------------------------------------
 (8) OSMONICS, INC.                                1.1%
------------------------------------------------------------
 (9) KB HOME                                       1.1%
------------------------------------------------------------
(10) RAYOVAC CORP.                                 1.1%
------------------------------------------------------------
     TOTAL                                        12.0%

STATISTICS

                                                      PEER GROUP
                                          FUND         AVERAGE 2
----------------------------------------------------------------
NUMBER OF HOLDINGS                          275            356
----------------------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)        $1,078         $  798
----------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                 56.6           21.9
----------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                      2.1            2.4
----------------------------------------------------------------
12-MONTH YIELD                             0.36%          0.24%
----------------------------------------------------------------
PORTFOLIO TURNOVER RATE                     324%           102%
----------------------------------------------------------------
THREE-YEAR BETA                            0.92           0.81
----------------------------------------------------------------

INVESTMENT MANAGERS AND ALLOCATION

INVESTMENT MANAGER            INVESTMENT STYLE       % OF ASSETS 3
------------------------------------------------------------------
ROYCE & ASSOCIATES, INC.      Small-cap value           -28.8%
------------------------------------------------------------------
TCW INVESTMENT                Small/mid-cap             -10.9%
MANAGEMENT COMPANY            blend
------------------------------------------------------------------
TOCQUEVILLE ASSET             Small-cap blend            29.1%
MANAGEMENT LP
------------------------------------------------------------------
VEREDUS ASSET                 Small-cap growth           29.7%
MANAGEMENT LLC
------------------------------------------------------------------
CASH                          --                          1.5%
------------------------------------------------------------------


1 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 10/31/02, there were 270 funds in the
  Morningstar Small-Cap Blend Fund category.

3 As of 10/31/02.


Schwab MarketMasters Funds(TM)

SCHWAB SMALL-CAP MARKETMASTERS FUND(TM) -- Financials




Financial tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have been audited by PricewaterhouseCoopers LLP.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R)shareholder report.

FINANCIAL HIGHLIGHTS

                                                          11/1/01-      11/1/00-      11/1/99-      11/1/98-      11/1/97-
                                                          10/31/02      10/31/01      10/31/00      10/31/99      10/31/98
--------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                       8.73         12.27         11.04          8.51          9.93
                                                          ----------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                     0.04          0.41          0.39          0.24          0.21
   Net realized and unrealized gains or losses              (1.54)        (2.68)         1.30          2.34         (1.36)
                                                          ----------------------------------------------------------------
   Total income or loss from investment operations          (1.50)        (2.27)         1.69          2.58         (1.15)
Less distributions:
   Dividends from net investment income                     (0.03)        (0.55)        (0.46)        (0.05)        (0.24)
   Distributions from net realized gains                    (0.02)        (0.72)           --            --         (0.03)
                                                          ----------------------------------------------------------------
   Total distributions                                      (0.05)        (1.27)        (0.46)        (0.05)        (0.27)
                                                          ----------------------------------------------------------------
Net asset value at end of period                             7.18          8.73         12.27         11.04          8.51
                                                          ----------------------------------------------------------------
Total return (%)                                           (17.34)       (19.99)        15.17         30.38        (11.84)

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to
  average net assets 2                                       0.84 3        0.50          0.50 1        0.50          0.50
Expense reductions reflected in above ratio                  0.38          0.41          0.41          0.51          0.69
Ratio of net investment income to
  average net assets                                         0.06          4.17          2.86          2.23          2.65
Portfolio turnover rate                                       324           172           128           145           166
Net assets, end of period ($ x 1,000,000)                      81           111           162           123           129

1 Would have been 0.51% if certain non-routine expenses (proxy fees) had been included.

2 Prior to the fund's change in structure, the expenses incurred by underlying funds in which the fund invested are not included in this ratio.

3 Would have been 0.93% if certain non-routine expenses (proxy fees) had been included.


See financial notes.

SCHWAB SMALL-CAP MARKETMASTERS FUND(TM) -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1)  Top ten holding

 o   Non-income producing security

 =   Collateral for open futures contracts

 *   American Depositary Receipt

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

 92.6%  COMMON STOCK
        Market Value: $76,526
        Cost: $93,980

  1.1%  REGISTERED INVESTMENT COMPANIES
        Market Value: $889
        Cost: $1,047

  6.3%  SHORT TERM INVESTMENTS
        Market Value: $5,235
        Cost: $5,235
---------------------------------------
100.0%  TOTAL INVESTMENTS
        Market Value: $82,650
        Cost: $100,262

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

      COMMON STOCK   92.6% of investments

      AEROSPACE/DEFENSE  0.5%
      --------------------------------------------------------------------------
      Gencorp., Inc.    22,500                                               184
    o Veeco Instruments, Inc.    17,500                                      210
                                                                     -----------
                                                                             394

      AIR TRANSPORTATION  0.5%
      --------------------------------------------------------------------------
    o Atlas Air, Inc.    50,100                                               61
    o Frontier Airlines, Inc.    19,300                                      115
    o Jetblue Airways Corp.    3,000                                         121
      Southwest Airlines, Inc.    10,100                                     147
                                                                     -----------
                                                                             444

      APPAREL  0.5%
      --------------------------------------------------------------------------
    o Hartmarx Corp.    97,500                                               247
    o The Dixie Group, Inc.    35,700                                        124
                                                                     -----------
                                                                             371

      AUTOMOBILE PRODUCTS/MOTOR VEHICLES  3.2%
      --------------------------------------------------------------------------
    o American Axle & Manufacturing Holdings, Inc.    28,000                 664
      Borg Warner, Inc.    5,200                                             234
      Cummins Engine, Inc.    28,500                                         683
    o Dana Corp.    10,000                                                   100
    o National RV Holdings, Inc.    29,300                                   165
      Spartan Motors, Inc.    20,000                                         225
    o Superior Industries International, Inc.    13,100                      556
                                                                     -----------
                                                                           2,627

      BANKS  0.7%
      --------------------------------------------------------------------------
    o BankNorth Group, Inc.    5,100                                         118
      Mellon Financial Corp.    7,500                                        212
    o Silicon Valley Bancshares    6,500                                     122
      Valley National Bancorp.    3,300                                       91
                                                                     -----------
                                                                             543

      BUSINESS MACHINES & SOFTWARE  6.4%
      --------------------------------------------------------------------------
    o 3-D Systems Corp.    28,000                                            196
    o Ascential Software Corp.    200,000                                    484
    o Computer Horizons Corp.    203,500                                     651
    o Concurrent Computer Corp.    40,600                                     76
    o Cray, Inc.    50,000                                                   264
    o DIGI International, Inc.    56,200                                     114
    o Hypercom Corp.    50,000                                               110
    o Input Output, Inc.    68,700                                           299
    o Interphase Corp.    59,500                                             228
    o Intervoice, Inc.    148,400                                            209
    o Maxtor Corp.    36,100                                                 136
    o MSC Software Corp.    25,000                                           140
    o Read-Rite Corp.    121,700                                              84
    o Sandisk Corp.    26,000                                                514
 o(1) Systems & Computer Technology Corp.    140,500                       1,323
    o Unisys Corp.    22,100                                                 193
    o White Electronics Designs    23,000                                    229
                                                                     -----------
                                                                           5,250


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

      BUSINESS SERVICES  10.8%
      --------------------------------------------------------------------------
    o Ansoft Corp.    45,000                                                 246
    o Aspen Technology, Inc.    80,400                                       160
    o Carreker Corp.    35,000                                               230
    o Computer Task Group, Inc.    45,000                                    127
    o Convergys Corp.    10,300                                              153
    o Credence Systems Corp.    30,000                                       250
    o Documentum, Inc.    38,400                                             561
    o Dot Hill Systems Corp.    57,500                                       152
    o eFunds Corp.    77,800                                                 686
    o Epicor Software Corp.    90,000                                        112
    o Epresence, Inc.    75,000                                              150
    o Filenet Corp.    17,200                                                187
    o Harris Interactive, Inc.    70,500                                     211
 o(4) Hyperion Solutions Corp.    35,900                                     969
    o Interpublic Group of Cos., Inc.    14,800                              177
    o J. D. Edwards & Co.    26,400                                          313
    o Jacobs Engineering Group, Inc.    12,300                               373
    o Keane, Inc.    57,600                                                  475
    o Mapics, Inc.    40,000                                                 214
    o MCSi, Inc.    27,500                                                   136
    o Mentor Graphics Corp.    15,500                                        147
    o Modem Media Poppe Tyson, Inc.    48,500                                 96
    o Network Associates, Inc.    17,900                                     284
    o Phoenix Technologies Ltd.    25,000                                    139
    o Stericycle, Inc.    24,800                                             826
    o Teledyne Technologies, Inc.    13,300                                  192
    o Telik, Inc.    17,300                                                  255
    o Universal Electronics, Inc.    20,000                                  157
    o Unova, Inc. 97,500                                                     487
    o Valueclick, Inc.    39,300                                             102
    o Volt Information Sciences, Inc.    12,500                              167
    o Watchguard Technologies, Inc.    50,000                                215
                                                                     -----------
                                                                           8,949

      CHEMICAL  2.6%
      --------------------------------------------------------------------------
    o Applied Extrusion Technologies, Inc.    50,000                         121
      Calgon Carbon Corp.    50,000                                          209
      Deswell Industries, Inc.    15,000                                     211
    o Gundle Enviromental Systems, Inc.    23,000                            185
      MacDermid, Inc.    10,000                                              201
      Olin Corp.    44,700                                                   727
      Polyone Corp.    24,500                                                196
      Quaker Chemical Corp.    7,500                                         161
      Wellman, Inc.    15,000                                                151
                                                                     -----------
                                                                           2,162

      CONSTRUCTION  5.8%
      --------------------------------------------------------------------------
    o Beazer Homes U.S.A., Inc.    7,900                                     519
    o Coorstek, Inc.    14,000                                               209
      D.R. Horton, Inc.    22,800                                            439
    o Dominion Homes, Inc.    3,200                                           50
    o Hovanian Enterprises, Inc.    18,700                                   707
  (9) KB Home    18,900                                                      892
      Pulte Corp.    16,600                                                  762
      Ryland Group, Inc.    19,300                                           803
      Standard Pacific Corp.    13,400                                       325
    o Westell Technologies, Inc., Class A    100,000                         122
                                                                     -----------
                                                                           4,828

      CONSUMER - NON-DURABLE  2.4%
      --------------------------------------------------------------------------
    o A.T. Cross Co.    73,900                                               452
    o Boyd Gaming Co.    7,800                                                86
    o Centillium Communications, Inc.    44,900                              137
      Landry's Restaurants, Inc.    29,500                                   672
    o P.F. Chang's China Bistro, Inc.    7,200                               248
    o Steinway Musical Instruments, Inc.    10,000                           187
    o Topps, Inc.    20,000                                                  166
                                                                     -----------
                                                                           1,948

      CONSUMER DURABLE  1.3%
      --------------------------------------------------------------------------
      Bush Industries, Inc., Class A    89,100                               356
    o Champion Enterprises, Inc.    45,000                                   104
    o Griffon Corp.    20,000                                                231
      La-Z-Boy Chair Co.    14,800                                           352
                                                                     -----------
                                                                           1,043

      ELECTRONICS  15.1%
      --------------------------------------------------------------------------
    o Agere Systems, Inc.    69,600                                           61
    o Agere Systems, Inc., Class B    39,600                                  37
    o Allen Group, Inc.    50,000                                            309
    o Alliant Techsystems, Inc.    4,900                                     295


See financial notes.

SCHWAB SMALL-CAP MARKETMASTERS FUND(TM) -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002 Continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

      American Power Conversion Corp.    66,600                              860
    o Anadigics, Inc.    65,000                                              149
    o Anixter International, Inc.    5,900                                   136
      Arris Group, Inc.    55,000                                             96
    o Arrow Electronics, Inc.    12,100                                      159
    o Avid Technology, Inc.    13,500                                        190
    o Bell Microproducts, Inc.    42,500                                     232
    o Brooks Automation, Inc.    15,000                                      229
    o C-COR.Net Corp.    97,600                                              405
    o Captaris, Inc.    116,000                                              209
    o Commscope, Inc.    11,000                                               86
    o Computer Network Technology    40,000                                  244
    o Comtech Telecommunications Corp.    17,100                             127
      CTS Corp.    40,500                                                    243
    o Flir Systems, Inc.    11,100                                           525
    o FSI International, Inc.    45,000                                      108
    o Gerber Scientific, Inc.    39,500                                      152
    o Good Guys, Inc.    75,000                                              154
    o Harmonic Lightwaves, Inc.    50,900                                     91
    o Hollywood Entertainment Corp.    22,100                                434
    o KLA-Tencor Corp.    1,800                                               64
    o LSI Logic Corp.    19,700                                              116
    o Macromedia, Inc.    14,400                                             161
    o Manufacturers Services Ltd.    70,000                                  300
    o Maxwell Technologies, Inc.    35,000                                   207
    o MEMC Electronic Materials, Inc.    40,500                              283
    o Microsemi Corp.    34,000                                              253
      MTS Systems Corp.    15,000                                            153
    o National Semiconductor Corp.    17,500                                 232
    o Netopia, Inc.    65,000                                                 96
 o(8) Osmonics, Inc.    66,100                                               899
      Park Electrochemical Corp.    12,500                                   226
    o PerkinElmer, Inc.    26,400                                            184
    o Pinnacle Systems, Inc.    16,400                                       195
    o Powerwave Technologies, Inc.    71,800                                 331
    o Proxim Corp.    209,800                                                178
o(10) Rayovac Corp.    63,200                                                891
    o Rex Stores Corp.    23,800                                             284
    o Symmetricom, Inc.    60,000                                            185
      Symbol Technologies, Inc.    24,600                                    213
    o Tektronix, Inc.    12,900                                              228
    o Teradyne, Inc.    23,100                                               280
    o TTM Technologies, Inc.    20,200                                        37
    o Tweeter Home Entertainment Group, Inc.    34,000                       266
    o Vicor Corp.    20,000                                                  133
    o Vishay Intertechnology, Inc.    40,100                                 413
    o Vitesse Semiconductor, Inc.    50,400                                   89
    o Xicor, Inc.    25,000                                                   74
                                                                     -----------
                                                                          12,502

      ENERGY - RAW MATERIALS  2.2%
      --------------------------------------------------------------------------
    o Cooper Cameron Corp.    4,100                                          191
      Devon Energy Corp.    4,200                                            212
      ENSCO International, Inc.    7,300                                     198
    o Forest Oil Corp.    8,000                                              200
    o Rowan Cos., Inc.    18,300                                             373
    o Swift Energy Co.    17,500                                             126
    o Tesco Corp.    28,500                                                  278
      Tidewater, Inc.    1,000                                                28
    o Trico Marine Services, Inc.    29,700                                   74
    o Xanser Corp.    115,000                                                160
                                                                     -----------
                                                                           1,840

      FOOD & AGRICULTURE  3.1%
      --------------------------------------------------------------------------
      Fleming Cos., Inc.    20,000                                           129
  (2) Fresh del Monte Produce, Inc.    43,100                              1,175
    o Galaxy Nutritional Foods, Inc.    55,000                               121
    o Hain Celestial Group, Inc.    16,600                                   238
    o International Multifoods Corp.    30,700                               597
    o Lesco, Inc.    22,500                                                  251
    o Wild Oats Markets, Inc.    6,500                                        73
                                                                     -----------
                                                                           2,584

      GOLD  0.6%
      --------------------------------------------------------------------------
    o Kinross Gold Corp.    320,400                                          529

      HEALTHCARE/DRUGS & MEDICINE  8.0%
      --------------------------------------------------------------------------
    o Amsurg Corp., Class A    21,600                                        602
    o Biosite, Inc.    10,200                                                295
    o Boston Scientific Corp.    3,600                                       135
    o Centene Corp.    8,528                                                 259
    o Columbia Laboratories, Inc.    45,000                                  169
    o Cytec Corp.    31,100                                                  325
    o Health Net, Inc.    10,200                                             239


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

 o(3) Humana, Inc.    81,000                                                 987
    o Merit Medical Systems, Inc.    21,100                                  496
    o MIM Corp.    20,000                                                    143
      Omnicare, Inc.    32,900                                               715
    o Perrigo Co.    43,800                                                  552
    o Pharmaceutical Product Development, Inc.    27,700                     759
    o PSS World Medical, Inc.    25,400                                      194
    o Sangstat Medical Corp.    26,000                                       485
    o Viasys Healthcare, Inc.    15,000                                      241
                                                                     -----------
                                                                           6,596

      HOUSEHOLD PRODUCTS  0.2%
      --------------------------------------------------------------------------
      Estee Lauder Companies, Inc., Class A    5,500                         160

      INSURANCE  0.5%
      --------------------------------------------------------------------------
      Annuity & Life Re Holdings, Inc.    25,000                             119
      Fremont General Corp.    4,900                                          24
      Horace Mann Educators Corp.    14,000                                  210
    o The Phoenix Cos., Inc.    9,000                                         81
                                                                     -----------
                                                                             434

      MEDIA  1.9%
      --------------------------------------------------------------------------
    o Applied Films Corp.    20,000                                          284
      Belo Corp., Class A    5,300                                           122
    o Journal Register Co.    10,000                                         185
    o LIN TV Corp., Class A    11,800                                        244
      McClatchy Co., Class A    3,000                                        186
    o Meredith Corp.    2,600                                                118
    o Metro Goldwyn Mayer, Inc.    20,000                                    256
    o Network Equipment Technologies, Inc.    60,000                         210
                                                                     -----------
                                                                           1,605

      MISCELLANEOUS FINANCE  2.8%
      --------------------------------------------------------------------------
      Cash America International, Inc.    20,000                             179
    o Central Reserve Life Corp.    60,300                                    61
    o Countrywide Credit Industries, Inc.    5,900                           297
    o eSpeed, Inc., Class A    21,400                                        312
    o IPC Holdings Ltd.    13,300                                            415
      Jefferies Group, Inc.    11,700                                        487
      MDC Holdings, Inc.    13,200                                           495
      MicroFinancial, Inc.    17,900                                          36
                                                                     -----------
                                                                           2,282

      NON-FERROUS METALS  1.2%
      --------------------------------------------------------------------------
      Century Aluminum Co.    20,000                                         127
    o Echo Bay Mines Ltd.    647,900                                         557
    o Phelps Dodge Corp.    7,200                                            223
    o Titanium Metals Corp.    97,500                                         93
                                                                     -----------
                                                                           1,000

      OIL - DOMESTIC  4.5%
      --------------------------------------------------------------------------
    o Core Laboratories NV    66,000                                         623
    o Global Industry Ltd.    155,500                                        622
    o Patterson Energy, Inc.    8,400                                        243
    o Pioneer Natural Resouces Co.    9,900                                  246
    o Pride International, Inc.    49,500                                    687
    o Ultra Petroleum Corp.    48,400                                        398
    o Varco International, Inc.    38,400                                    631
      Westport Resources Corp.    15,000                                     261
                                                                     -----------
                                                                           3,711

      OIL - INTERNATIONAL  0.3%
      --------------------------------------------------------------------------
    * Pengrowth Energy Trust    25,000                                       222

      OPTICAL & PHOTO  0.1%
      --------------------------------------------------------------------------
      BMC Industries, Inc.    110,000                                        121

      PAPER & FOREST PRODUCTS  0.5%
      --------------------------------------------------------------------------
    o Longview Fibre Co.    39,900                                           271
    o Lydall, Inc.    12,000                                                 137
                                                                     -----------
                                                                             408

      PRODUCER GOODS & MANUFACTURING  8.4%
      --------------------------------------------------------------------------
    o Agco, Inc.    10,800                                                   274
      Albany International Corp.    10,000                                   212
  (7) Baldor Electric Co.    48,900                                          920
    o Chart Industries, Inc.    85,000                                        81
      Circor International, Inc.    15,000                                   208
    o Daisytek International Corp.    32,200                                 274
    o Flowserve Corp.    21,700                                              254
    o Ganer Denver, Inc.    15,000                                           224
    o GSI Lumonics, Inc.    26,900                                           134
    o Ionics, Inc.    34,700                                                 789
    o JLG Industries, Inc.    20,000                                         159
      Lennox International, Inc.    10,000                                   129
    o Merix Corp.    25,000                                                  225
    o Moog, Inc., Class A    5,000                                           133


See financial notes.

SCHWAB SMALL-CAP MARKETMASTERS FUND(TM) -- Financials

PORTFOLIO HOLDINGS As of October 31, 2002. Continued


                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

 o(6) Oceaneering International, Inc.    33,500                              928
  (5) Pall Corp.    54,400                                                   945
      Regal Beloit Corp.    15,000                                           264
      Steelcase, Inc.    57,200                                              521
    o Terex Corp.    10,000                                                  117
      York International Corp.    4,800                                      113
                                                                     -----------
                                                                           6,904

      RAILROAD & SHIPPING  0.2%
      --------------------------------------------------------------------------
    o Stelmar Shipping Ltd.    10,000                                        147

      REAL PROPERTY  0.1%
      --------------------------------------------------------------------------
      Saint Joe Corp.    4,100                                               120

      RETAIL  5.0%
      --------------------------------------------------------------------------
    o American Eagle Outfitters, Inc.    11,500                              167
    o Bombay Co., Inc.    70,000                                             210
      Brown Group, Inc.    9,000                                             174
    o Chico's FAS, Inc.    34,000                                            656
    o Christopher & Banks Corp.    9,000                                     240
      Claire's Stores, Inc.    7,200                                         186
    o InterTan, Inc.    21,500                                               153
      J.C. Penny Co., Inc.    16,700                                         318
      Longs Drug Stores Co.    20,100                                        449
    o Michael's Stores, Inc.    13,600                                       611
    o Petsmart, Inc.    28,500                                               545
      Talbots, Inc.    6,600                                                 183
    o West Marine, Inc.    17,000                                            241
                                                                     -----------
                                                                           4,133

      STEEL  0.1%
      --------------------------------------------------------------------------
    o AK Steel Holding Corp.    13,000                                        94

      TELEPHONE  0.4%
      --------------------------------------------------------------------------
    o General Communication, Inc.    40,000                                  185
    o ITXC Corp.    56,800                                                   135
                                                                     -----------
                                                                             320

      TRAVEL & RECREATION  2.7%
      --------------------------------------------------------------------------
    o Alliance Gaming Corp.    20,600                                        345
      Carnival Corp.    4,900                                                128
    o Nam Tai Electronics, Inc.    12,500                                    253
    o Orient Express Hotels Ltd.    16,000                                   210
      Regal Entertainment Group, Class A    25,600                           494
      Starwood Hotel & Resorts Worldwide, Inc.    6,800                      158
    o Station Casinos, Inc.    14,300                                        257
    o The Sports Authority, Inc.    35,000                                   208
    o Vail Resorts, Inc.    14,000                                           202
                                                                     -----------
                                                                           2,255

      REGISTERED INVESTMENT COMPANIES
      1.1% of investments

      iShares Russell 2000 Index Fund    12                                  889

      SECURITY                                        FACE VALUE     MKT. VALUE
        RATE, MATURITY DATE                           ($ x 1,000)    ($ x 1,000)

      SHORT TERM INVESTMENTS   6.3% of investments

      U.S. GOVERNMENT SECURITIES  0.6%
      --------------------------------------------------------------------------
    = U.S. Treasury Bills
         1.54%, 12/19/02                                       50             50
         1.58%, 12/19/02                                       50             50
         1.59%, 12/19/02                                      100            100
         1.60%, 12/19/02                                      300            299
                                                                     -----------
                                                                             499

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)

      OTHER INVESTMENT COMPANIES  5.7%
      --------------------------------------------------------------------------
    = Provident Institutional Funds --
      TempCash    1,526,803                                                1,527
    = Provident Institutional Funds --
      TempFund    3,209,224                                                3,209
                                                                     -----------
                                                                           4,736

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.


See financial notes.

Statement of
ASSETS AND LIABILITIES
As of October 31, 2002. All numbers x 1,000 except NAV.

ASSETS
----------------------------------------------------------------
Investments, at market value                            $ 82,650 a
Receivables:
   Fund shares sold                                            7
   Dividends                                                  27
   Investments sold                                        1,422
Prepaid expenses                                    +          4
                                                    ------------
TOTAL ASSETS                                              84,110

LIABILITIES
----------------------------------------------------------------
Payables:
   Fund shares redeemed                                      265
   Investments bought                                      2,300
   Due to brokers for futures                                  4
   Investment adviser and administrator fees                   7
   Transfer agency and shareholder service fees                2
Accrued expenses                                    +         46
                                                    ------------
TOTAL LIABILITIES                                          2,624

NET ASSETS
----------------------------------------------------------------
TOTAL ASSETS                                              84,110
TOTAL LIABILITIES                                   -      2,624
                                                    ------------
NET ASSETS                                              $ 81,486

NET ASSETS BY SOURCE
Capital received from investors                          124,969
Net investment income not yet distributed                      3
Net realized capital losses                              (25,933) b
Net unrealized capital losses                            (17,553) b

NET ASSET VALUE (NAV)

                   SHARES
NET ASSETS   /   OUTSTANDING   =   NAV
$81,486          11,352            $7.18


a The fund paid $100,262 for these securities. Not counting short-term obligations and government securities, the fund paid $332,047 for securities during the report period and received $340,777 from securities it sold or that matured.

b These derive from investments and futures. As of the report date, the fund had four open S&P 500 futures contracts due to expire on December 20, 2002, with a contract value of $885 and an unrealized gain of $59.


FEDERAL TAX DATA

PORTFOLIO COST                         $100,951
NET UNREALIZED GAINS AND LOSSES:
Gains                                  $  2,094
Losses                             +    (20,395)
                                   -------------
                                       ($18,301)

UNDISTRIBUTED EARNINGS:
Ordinary income                        $      3
Long-term capital gains                $     --

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                  Loss amount:
   2009                                $ 15,091
   2010                            +     10,153
                                   -------------
                                       $ 25,244

RECLASSIFICATIONS:
Net investment income
   not yet distributed                 $    465
Reclassified as:
Capital received from investors           ($465)


See financial notes.

SCHWAB SMALL-CAP MARKETMASTERS FUND(TM) -- Financials

Statement of
OPERATIONS
For November 1, 2001 through October 31, 2002. All numbers x 1,000.

INVESTMENT INCOME
----------------------------------------------------------------
Dividends                                                $ 1,094 a
Interest                                            +          5
                                                    ------------
TOTAL INVESTMENT INCOME                                    1,099

NET REALIZED GAINS AND LOSSES
----------------------------------------------------------------
Net realized losses on investments sold                   (8,984)
Net realized gains received from underlying funds          1,399
Net realized losses on futures contracts            +     (1,747)
                                                    ------------
NET REALIZED LOSSES                                       (9,332)

NET UNREALIZED GAINS AND LOSSES
----------------------------------------------------------------
Net unrealized losses on investments                      (7,845)
Net unrealized gains on futures contracts           +         59
                                                    ------------
NET UNREALIZED LOSSES                                     (7,786)

EXPENSES
----------------------------------------------------------------
Investment adviser and administrator fees                    876 b
Transfer agent and shareholder service fees                  277 c
Trustees' fees                                                 7 d
Custodian and portfolio accounting fees                       83
Professional fees                                             39
Registration fees                                             33
Shareholder reports                                           36
Other expenses                                                12
Proxy fees                                          +         98
                                                    ------------
Total expenses                                             1,461
Expense reduction                                   -        425 e
                                                    ------------
NET EXPENSES                                               1,036

DECREASE IN NET ASSETS FROM OPERATIONS
----------------------------------------------------------------
TOTAL INVESTMENT INCOME                                    1,099
NET EXPENSES                                        -      1,036
                                                    ------------
NET INVESTMENT INCOME                                         63
NET REALIZED LOSSES                                       (9,332) f
NET UNREALIZED LOSSES                               +     (7,786) f
                                                    ------------
DECREASE IN NET ASSETS FROM OPERATIONS                  ($17,055)


a An additional $3 was withheld for foreign taxes.

b Calculated as 1.30% of average daily net assets. Prior to June 3, 2002, calculated as a percentage of average daily net assets: 0.54% of the first $500 million and 0.49% of assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

d For the fund's independent trustees only.

e Includes $208 from the investment adviser (CSIM) and $186 from the transfer agent and shareholder service agent (Schwab). Schwab waived 100% of its transfer agent and shareholder service fees through June 2, 2002. These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 29, 2004, to 1.55% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

f These add up to a net loss on investments of $17,118.


See financial notes.

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                         11/1/01-10/31/02      11/1/00-10/31/01
Net investment income                           $     63               $  5,591
Net realized losses                               (9,332)               (13,295)
Net unrealized losses                    +        (7,786)               (22,614)
                                         ---------------------------------------
DECREASE IN NET ASSETS
FROM OPERATIONS                                  (17,055)               (30,318)

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                 332                  7,154
Distributions from net realized gains    +           307                  9,290
                                         ---------------------------------------
TOTAL DIVIDENDS AND DISTRIBUTIONS PAID          $    639               $ 16,444 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                     11/1/01-10/31/02        11/1/00-10/31/01
                                   QUANTITY       VALUE    QUANTITY       VALUE
Shares sold                           1,228    $ 11,362       1,093    $ 10,985
Shares reinvested                        63         639       1,520      15,538
Shares redeemed                 +    (2,698)    (24,170)     (3,029)    (30,012)
                                ------------------------------------------------
NET DECREASE                         (1,407)   ($12,169)       (416)    ($3,489)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                     11/1/01-10/31/02        11/1/00-10/31/01
                                   SHARES    NET ASSETS    SHARES    NET ASSETS
Beginning of period                12,759      $111,349    13,175      $161,600
Total increase or decrease      +  (1,407)      (29,863)     (416)      (50,251) b
                                ------------------------------------------------
END OF PERIOD                      11,352      $ 81,486    12,759      $111,349 c

a The tax-basis components of distributions paid for the current period are:

  Ordinary income           $332
  Long-term capital gains   $307

b Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

c Includes net investment income not yet distributed in the amount of $3 for the current period and distributions in excess of net investment income in the amount of $193 at the end of the prior period.


See financial notes.

      The fund seeks long-term capital appreciation.

Schwab International MarketMasters Fund(TM)
(formerly Schwab MarketManager International Portfolio)

[PHOTO OF JEFFREY MORTIMER]

JEFFREY MORTIMER, a vice president of the investment adviser, has overall responsibility for the management of the fund. He joined the firm in October 1997, and has worked for more than thirteen years in the asset allocation and manager selection field.

TICKER SYMBOL: SWOIX

MANAGER'S PERSPECTIVE

DIVERSIFICATION IN PERFORMANCE WAS DIFFICULT TO FIND OVER THE REPORT PERIOD, AS INTERNATIONAL STOCKS GENERALLY FELL ALONG WITH U.S. STOCKS. Most of the developed world experienced a continued economic slowdown. Europe, particularly Germany, was hit especially hard. Japan's weakness continued, plagued by another year of failed reforms and deteriorating price levels. Geopolitical risks and the threat of military conflict all contributed to the poor performance of global stock prices. Despite harsh market conditions, international investing opportunities do remain attractive on a relative valuation basis when compared to domestic equities.

IN JUNE 2002, THE FUND SHIFTED FROM USING A MULTIFUND APPROACH TO A MULTIMANAGER APPROACH. Under the new structure, the fund's assets are allocated among four investment managers. The fund's investments continue to be well-diversified, maintaining broad exposure to management styles and regions.

The fund ended the report period with exposure to both growth and value stocks. This allowed the fund to better participate in the market recovery that began toward the end of the report period, while still providing some protection in a volatile market environment. We will of course continue to monitor market conditions to see if the recovery is sustainable.

Foreign securities can involve risks such as political and economic instability and currency risk. Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the report date.

Schwab MarketMasters Funds(TM)

PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS as of 10/31/02

This chart compares performance of the fund with the MSCI-EAFE(R) Index and the Morningstar Foreign Stock Fund category.

                                               MSCI-EAFE       PEER GROUP
                                FUND 1           INDEX         AVERAGE 2
1 YEAR                          -13.65%         -13.21%         -12.45%
5 YEARS                           3.15%          -3.12%          -2.28%
SINCE INCEPTION: 10/16/96         4.30%          -2.12%             n/a

PERFORMANCE OF A $10,000 INVESTMENT

This graph shows performance since inception of a hypothetical $10,000 investment in the fund, compared with a similar investment in the MSCI-EAFE Index.

$12,899 FUND 1

$ 8,782 MSCI-EAFE INDEX

[LINE GRAPH]

                                               MSCI EAFE ND
                           SWOIX                  Index
     16-Oct-96             10000                  10000
        Oct-96              9910                   9836
        Nov-96             10220                  10228
        Dec-96             10313                  10096
        Jan-97             10426                   9742
        Feb-97             10599                   9902
        Mar-97             10558                   9938
        Apr-97             10609                   9991
        May-97             11209                  10641
        Jun-97             11697                  11227
        Jul-97             11962                  11409
        Aug-97             11199                  10557
        Sep-97             11830                  11148
        Oct-97             11046                  10291
        Nov-97             10894                  10186
        Dec-97             11016                  10274
        Jan-98             11146                  10744
        Feb-98             11925                  11434
        Mar-98             12670                  11786
        Apr-98             12952                  11879
        May-98             13265                  11821
        Jun-98             13157                  11911
        Jul-98             13525                  12031
        Aug-98             11654                  10540
        Sep-98             11006                  10217
        Oct-98             11438                  11281
        Nov-98             12011                  11859
        Dec-98             12481                  12327
        Jan-99             12820                  12290
        Feb-99             12415                  11998
        Mar-99             12853                  12498
        Apr-99             13815                  13004
        May-99             13170                  12335
        Jun-99             14428                  12816
        Jul-99             14985                  13196
        Aug-99             15248                  13245
        Sep-99             15401                  13379
        Oct-99             16232                  13881
        Nov-99             18683                  14362
        Dec-99             21819                  15652
        Jan-00             21236                  14658
        Feb-00             24410                  15052
        Mar-00             23356                  15636
        Apr-00             21149                  14814
        May-00             20120                  14452
        Jun-00             21100                  15018
        Jul-00             20554                  14388
        Aug-00             21249                  14513
        Sep-00             20120                  13806
        Oct-00             19253                  13481
        Nov-00             18050                  12975
        Dec-00             18672                  13436
        Jan-01             18893                  13440
        Feb-01             17883                  12434
        Mar-01             16680                  11590
        Apr-01             17538                  12386
        May-01             17496                  11928
        Jun-01             17178                  11438
        Jul-01             16639                  11240
        Aug-01             16182                  10979
        Sep-01             14495                   9867
        Oct-01             14937                  10120
        Nov-01             15588                  10493
        Dec-01             16028                  10555
        Jan-02             15659                   9994
        Feb-02             15762                  10064
        Mar-02             16515                  10609
        Apr-02             16397                  10679
        May-02             16338                  10815
        Jun-02             15674                  10384
        Jul-02             14006                   9359
        Aug-02             13947                   9338
        Sep-02             12368                   8335
     31-Oct-02             12899                   8782

All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. The fund's share price and principal value changes, and when you sell your shares, they may be worth more or less than what you paid for them. Past performance doesn't indicate future results.

1 Fund returns reflect expense reductions by the fund's investment adviser
  (CSIM) and Schwab. Without these reductions, the fund's returns would have been lower. These returns also do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

2 Source: Morningstar, Inc. As of 10/31/02, the total number of funds in the Foreign Stock Fund category for the one- and five-year periods was 895 and 478, respectively.

SCHWAB INTERNATIONAL MARKETMASTERS FUND(TM)

FUND FACTS As of October 31, 2002

TOP TEN HOLDINGS 1

SECURITY                                                        % OF INVESTMENTS
--------------------------------------------------------------------------------
 (1) ERICSSON TELEFONAB. LM AB, CLASS B                                2.3%
--------------------------------------------------------------------------------
 (2) GLAXOSMITHKLINE PLC                                               1.6%
--------------------------------------------------------------------------------
 (3) DIAGEO, PLC                                                       1.6%
--------------------------------------------------------------------------------
 (4) HUNTER DOUGLAS NV                                                 1.5%
--------------------------------------------------------------------------------
 (5) VIVENDI UNIVERSAL SA                                              1.3%
--------------------------------------------------------------------------------
 (6) FOMENTO ECONOMICO MEXICANO SA DE CV                               1.2%
--------------------------------------------------------------------------------
 (7) HENKEL KGAA                                                       1.2%
--------------------------------------------------------------------------------
 (8) EURONEXT NV                                                       1.2%
--------------------------------------------------------------------------------
 (9) MICHAEL PAGE GROUP PLC                                            1.1%
--------------------------------------------------------------------------------
(10) TAKEDA CHEMICAL INDUSTRIES LTD.                                   1.1%
--------------------------------------------------------------------------------
     TOTAL                                                            14.1%

STATISTICS

                                                                      PEER GROUP
                                                          FUND        AVERAGE 2
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS                                          298            158
--------------------------------------------------------------------------------
MEDIAN MARKET CAP ($ x 1,000,000)                       $13,960        $13,764
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                 21.6           21.3
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                      3.5            2.7
--------------------------------------------------------------------------------
12-MONTH YIELD                                             0.75%          0.56%
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                     158%           101%
--------------------------------------------------------------------------------
THREE-YEAR BETA                                            0.78           0.78
--------------------------------------------------------------------------------

INVESTMENT MANAGERS AND ALLOCATION

INVESTMENT MANAGER                   INVESTMENT STYLE              % OF ASSETS 3
--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENT          International
MANAGEMENT, INC.                     small company                      14.4%
--------------------------------------------------------------------------------
ARTISAN PARTNERS                     International growth               22.3%
LIMITED PARTNERSHIP
--------------------------------------------------------------------------------
HARRIS ASSOCIATES L.P.               International value                37.5%
--------------------------------------------------------------------------------
WILLIAM BLAIR & COMPANY, LLC         International growth               24.3%
--------------------------------------------------------------------------------
CASH                                 --                                  1.5%
--------------------------------------------------------------------------------

1 This list is not a recommendation of any security by the investment adviser.
  Portfolio holdings may have changed since the report date.

2 Source: Morningstar, Inc. As of 10/31/02, there were 922 funds in the
  Morningstar Foreign Stock Fund category.

3 As of 10/31/02.

Schwab MarketMasters Funds(TM)

SCHWAB INTERNATIONAL MARKETMASTERS FUND(TM) -- Financials

Financial tables

These tables provide additional data on the fund's performance, portfolio holdings and business operations. Complementing the tables is the financial notes section at the end of this report, which describes the fund's business structure, accounting practices and other matters. The financial tables and the financial notes have been audited by PricewaterhouseCoopers LLP.

Look online at WWW.SCHWAB.COM/SCHWABFUNDS/HOW2READ for guides that are designed to help you read the financial tables in any SchwabFunds(R) shareholder report.

FINANCIAL HIGHLIGHTS

                                                         11/1/01-     11/1/00-    11/1/99-     11/1/98-    11/1/97-
PER-SHARE DATA ($)                                       10/31/02     10/31/01    10/31/00     10/31/99    10/31/98
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      10.80        15.53       14.84        10.58       10.86
                                                         ----------------------------------------------------------
Income or loss from investment operations:
     Net investment income                                   0.10         0.73        0.53         0.11        0.34
     Net realized and unrealized gains or losses            (1.43)       (3.90)       2.49         4.28        0.02
                                                         ----------------------------------------------------------
     Total income or loss from investment operations        (1.33)       (3.17)       3.02         4.39        0.36
Less distributions:
     Dividends from net investment income                   (0.07)       (0.77)      (0.49)       (0.13)      (0.34)
     Distributions from net realized gains                  (0.66)       (0.79)      (1.84)          --       (0.30)
                                                         ----------------------------------------------------------
     Total distributions                                    (0.73)       (1.56)      (2.33)       (0.13)      (0.64)
                                                         ----------------------------------------------------------
Net asset value at end of period                             8.74        10.80       15.53        14.84       10.58
                                                         ----------------------------------------------------------
Total return (%)                                           (13.65)      (22.41)      18.61        41.92        3.55

RATIOS/SUPPLEMENTAL DATA (%)
-------------------------------------------------------------------------------------------------------------------
Ratio of net operating expenses to average net assets 2      0.93 3       0.50        0.50 1       0.50        0.50
Expense reductions reflected in above ratio                  0.33         0.38        0.39         0.47        0.70
Ratio of net investment income to average net assets         0.60         5.13        1.94         0.94        2.96
Portfolio turnover rate                                       158           51          80          249         236
Net assets, end of period ($ x 1,000,000)                     206          215         278          104          74

1 Would have been 0.51% if certain non-routine expenses (proxy fees) had been included.

2 Prior to the fund's change in structure, the expenses incurred by underlying funds in which the fund invested are not included in this ratio.

3 Would have been 0.99% if certain non-routine expenses (proxy fees) had been included.

                                                            See financial notes.

SCHWAB INTERNATIONAL MARKETMASTERS FUND(TM) -- Financials

PORTFOLIO HOLDINGS  As of October 31, 2002

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics. With the top ten holdings, the number in the circle is the security's rank among the top ten.

(1) Top ten holding

 o  Non-income producing security

 *  American Depositary Receipt

 =  Collateral for open futures contracts

The pie chart below shows the fund's major asset categories and the market value and cost of the securities in each category.

ALL DOLLAR VALUES ARE IN THOUSANDS.

[PIE CHART]

 94.8%   FOREIGN COMMON STOCKS
         Marker Value: $195,998
         Cost: $229,478

  5.2%   SHORT TERM INVESTMENTS
         Marker Value: $107,719
         Cost: $10,718
-------------------------------
100.0%   TOTAL INVESTMENTS
         Marker Value: $206,717
         Cost: $240,196

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      FOREIGN COMMON STOCKS   94.8% of investments

      AUSTRALIA  4.3%
      --------------------------------------------------------------------------
      Billabong International Ltd.    55,800                                 207
      BRL Hardy Ltd.    48,800                                               209
      Commonwealth Bank of Australia    29,350                               495
    o Foodland Associated Ltd.    43,514                                     460
      Foster's Group Ltd.    201,622                                         532
      G.U.D. Holdings Ltd.    232,200                                        497
      John Fairfax Holdings Ltd.    1,328,900                              2,154
      Jubilee Mines NL    182,415                                            148
      Jupiters Ltd.    90,500                                                239
      Macquarie Bank Ltd.    32,700                                          414
      National Australia Bank Ltd.    20,617                                 393
      Nufarm Ltd.    182,043                                                 344
      Onesteel Ltd.    347,866                                               301
      Pacific Group Ltd.    167,100                                          364
      Qantas Airways Ltd.    289,407                                         606
      Smorgon Steel Group Ltd.    463,821                                    299
      Toll Holdings Ltd.    19,000                                           275
      Wesfarmers Ltd.    32,500                                              475
      West Australian Newspapers Holdings Ltd.    162,700                    452
                                                                     -----------
                                                                           8,864

      AUSTRIA  0.6%
      --------------------------------------------------------------------------
      Erste Bank der Oesterreichischen
      Sparkassen AG    9,400                                                 551
      Mayr Melnhof Karton AG    8,700                                        574
                                                                     -----------
                                                                           1,125

      BELGIUM  0.6%
      --------------------------------------------------------------------------
      Colruyt NV    400                                                       21
      Interbrew SA    55,700                                               1,255
                                                                     -----------
                                                                           1,276

      BERMUDA  0.4%
      --------------------------------------------------------------------------
    * Ace Ltd.    24,500                                                     753

      BRAZIL  0.7%
      --------------------------------------------------------------------------
      Confeccoes Guararapes SA    9,705                                       15
      Gerdau SA    25,400,000                                                237
    * Petroleo Brasileiro SA    7,700                                        102
    * Tele Norte Leste Participacoes SA    18,600                            129
      Telemar Norte Leste SA    57,500,000                                   706
   *o Telesp Celular Participacoes SA    53,500                              142
   *o Telesp Celular Participacoes SA - Rights    74,864                       0
                                                                     -----------
                                                                           1,331

      CANADA  3.6%
      --------------------------------------------------------------------------
    o Biovail Corp.    18,500                                                583
      CHC Helicopter Corp.    33,700                                         643
    o Compton Petroleum Corp.    88,100                                      255
    o Coolbrands International, Inc.    129,100                              487
    o Forzani Group Ltd.    40,000                                           462
    o Gildan Activewear, Inc.    12,800                                      284
    o Kingsway Financial Services, Inc.    25,500                            197


See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    o Kinross Gold Corp.    291,200                                          482
      Maax, Inc.    44,600                                                   433
      Manulife Financial Corp.    30,100                                     646
      Masonite International Corp.    29,800                                 491
      Petro Canada    26,200                                                 724
    o Shoppers Drug Mart Corp.    19,600                                     312
      Suncor Energy, Inc.    45,000                                          651
    o Westjet Airlines Ltd.    64,700                                        810
                                                                     -----------
                                                                           7,460

      CHINA  0.3%
      --------------------------------------------------------------------------
      CanWest Global Communications Corp.    21,000                           75
      Corus Entertainment, Inc.    14,800                                    204
      Encana Corp.    10,100                                                 293
                                                                     -----------
                                                                             572

      DENMARK  0.9%
      --------------------------------------------------------------------------
      Group 4 Falck    24,200                                                597
      Jyske Bank A/S    14,700                                               345
      Novo Nordisk A/S    16,600                                             458
      Radiometer A/S    12,500                                               481
                                                                     -----------
                                                                           1,881

      FINLAND  1.6%
      --------------------------------------------------------------------------
      Kone Oyj    8,900                                                      222
      Metso Oyj    191,400                                                 1,772
      Nokia Oyj    77,700                                                  1,320
                                                                     -----------
                                                                           3,314

      FRANCE  10.0%
      --------------------------------------------------------------------------
      April Group    17,000                                                  276
      Aventis SA    34,700                                                 2,077
      AXA    55,975                                                          835
      BNP Paribas    55,600                                                2,217
      Bonduelle    3,300                                                     223
      Buffalo Grill SA    16,245                                             237
      Carrefour SA    14,700                                                 683
      Casino, Guichard-Perrachon et Compagnie    1,900                       120
      Elior SA    36,000                                                     169
      Generale de Sante    17,700                                            175
      JC Decaux SA    50,100                                                 538
      Klepierre SA    2,200                                                  249
      L'Oreal    11,200                                                      834
      Medidep SA    12,500                                                   169
      Michelin (C.G.D.E.), CLB    33,500                                     974
      Neopost SA    63,649                                                 2,219
      Pernod-Ricard    14,700                                              1,489
      Pinguely-Haulotte    35,700                                            131
      Publicis Groupe SA    96,000                                         2,187
      Rhodia SA    54,210                                                    376
      Sanofi-Synthelabo SA    1,100                                           67
      STMicroelectronics NV    63,000                                      1,251
  (5) Vivendi Universal SA    226,100                                      2,777
      Wavecom SA    7,600                                                    247
    * Wavecom SA    10,900                                                   350
                                                                     -----------
                                                                          20,870

      GERMANY  5.4%
      --------------------------------------------------------------------------
      Allianz AG    16,015                                                 1,682
      Altana AG    11,600                                                    555
      Bayerische Motoren-Werke AG    16,400                                  585
      Deutsche Boerse AG    14,400                                           519
  (7) Henkel KGaA      44,200                                              2,477
      Henkel KGaA - VORZUG    14,400                                         914
      Krones AG    6,093                                                     325
      Linde AG    18,100                                                     692
      Medion AG    8,800                                                     342
      Muenchener Rueckversicherungs-Gesellschaft AG    10,825              1,384
      Puma AG    11,600                                                      752
      Singulus Technologies AG    10,064                                     173
      Stada Arzneimittel AG    22,970                                        833
                                                                     -----------
                                                                          11,233

      GREECE  1.2%
      --------------------------------------------------------------------------
      Coca-Cola Hellenic Bottling Company SA    40,800                       575
      Vodafone-Panafon Hellenic Telecom Company SA    395,800              1,834
                                                                     -----------
                                                                           2,409

      HONG KONG  2.6%
      --------------------------------------------------------------------------
      China Vanke Co. Ltd.    197,964                                        154
      Convenience Retail Asia Ltd.    734,000                                193
      Denway  Motors Ltd.    710,000                                         219
      Esprit Holdings Ltd.    315,000                                        529

                                                            See financial notes.

SCHWAB INTERNATIONAL MARKETMASTERS FUND(TM) -- Financials

PORTFOLIO HOLDINGS   As of October 31, 2002.  Continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Fountain Set Holdings Ltd.    1,256,000                                588
      Giordano International Ltd.    3,308,000                             1,262
      Li & Fung Ltd.    418,000                                              415
      TCL International Holdings Ltd.    936,000                             252
      Techtronic Industries Co. Ltd.    1,052,000                            803
      Tingyi Holding Corp.    1,469,300                                      400
      Tong Ren Tang Technologies Co. Ltd.    420,000                         463
                                                                     -----------
                                                                           5,278

      INDIA  0.6%
      --------------------------------------------------------------------------
    * Doctor Reddy's Laboratories Ltd.    17,000                             247
    * Infosys Technologies Ltd.    14,200                                  1,016
                                                                     -----------
                                                                           1,263

      INDONESIA  0.1%
      --------------------------------------------------------------------------
      Ramayana Lestari Sentosa Tbk PT    282,200                              74
      Unilever Indonesia Tbk PT    105,000                                   209
                                                                     -----------
                                                                             283

      IRELAND  0.7%
      --------------------------------------------------------------------------
      Allied Irish Banks PLC    800                                           11
      Anglo Irish Bank Corp. PLC    88,000                                   588
      CRH PLC    35,000                                                      445
    * Ryanair Holdings PLC    12,100                                         450
                                                                     -----------
                                                                           1,494

      ISRAEL  0.9%
      --------------------------------------------------------------------------
      Elbit Systems Ltd.    23,400                                           358
    * Orbotech Ltd.    112,000                                             1,422
                                                                     -----------
                                                                           1,780

      ITALY  3.2%
      --------------------------------------------------------------------------
      Autogrill SPA    40,100                                                361
      Banco Popolare di Verona e Novara Scrl    156,000                    1,869
      Davide Campari-Milano SPA    13,631                                    407
      Industria Machine Automatiche SPA    17,600                            213
      Mediaset SPA    3,000                                                   21
      Merloni Elettrodomestici SPA    63,600                                 710
      Permasteelisa SPA    13,500                                            195
      San Paolo IMI SPA    324,000                                         2,021
      Telecom Italia SPA    159,600                                          842
      Tod's SPA    1,100                                                      34
                                                                     -----------
                                                                           6,673

      JAPAN  9.5%
      --------------------------------------------------------------------------
      Askul Corp.    9,000                                                   228
      Belluna Co. Ltd    5,900                                               199
      Cawachi Ltd.    3,000                                                  208
      Daiwa Securities Group, Inc.    360,000                              1,681
      FCC Co. Ltd.    12,000                                                 273
      Heiwado Co. Ltd.    18,000                                             157
      Hokuetsu Paper Mills Ltd.    4,000                                      21
      Honda Motor Co. Ltd.    37,700                                       1,351
      Hoya Corp.    7,500                                                    515
      Izumi  Co. Ltd.    11,000                                              140
      Japan Tobacco, Inc.    85                                              546
      Kappa Create Co. Ltd.    5,000                                         265
      Keyence Corp.    2,800                                                 464
      Komeri Co. Ltd.    19,800                                              499
      Meitec Corp.    75,400                                               1,683
      Nishimatsuya Chain Co. Ltd.    10,100                                  319
      Nissan Motor Co. Ltd.    121,000                                       929
      Nitori Co. Ltd.    8,000                                               308
      Nitto Denko Corp.    16,600                                            438
      Nomura Holdings, Inc.    68,000                                        783
      Noritsu Koki Co. Ltd.    10,000                                        219
      Okamura Corp.    85,000                                                372
      Orix Corp.    9,300                                                    526
      Plenus Co. Ltd    5,600                                                187
      Promise Co. Ltd    19,400                                              629
      Secom Co.    12,000                                                    424
      SMC  Corp.    6,100                                                    483
      Sumitomo Trust and Banking Co. Ltd.
      121,000                                                                553
      Suruga Bank Ltd    94,000                                              380
 (10) Takeda Chemical Industries Ltd.    54,500                            2,264
      Tokyo Broadcasting System, Inc.    86,000                            1,179
      Toyota Motor Corp.    19,500                                           474
      Tsumura & Co.    22,000                                                186
      Tsuruha Co. Ltd.    9,800                                              213
      Yamada Denki Co. Ltd.    6,800                                         168
      Yamada Denki Co. Ltd. - Rights    13,600                               320
                                                                     -----------
                                                                          19,584

See financial notes.

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      MALAYSIA  0.1%
      --------------------------------------------------------------------------
      IOI Corp. Bhd    159,000                                               234
      Palmco Holdings Bhd    6,625                                             8
                                                                     -----------
                                                                             242

      MEXICO  4.0%
      --------------------------------------------------------------------------
      America Mobil SA de CV    781,000                                      531
 *(6) Fomento Economico Mexicano SA de CV    70,300                        2,545
      Grupo Financiero BBVA Bancomer SA de CV    674,000                     531
      Grupo Modelo SA de CV    172,200                                       434
    * Grupo Televisa SA de CV    61,300                                    1,723
    * Telefonos de Mexico SA    45,309                                     1,382
      Wal-Mart de Mexico SA de CV, Series C    194,600                       419
      Wal-Mart de Mexico SA de CV, Series V    250,600                       626
                                                                     -----------
                                                                           8,191

      NETHERLANDS  6.8%
      --------------------------------------------------------------------------
      ABN AMRO Holdings NV    47,300                                         695
      AKZO Nobel NV    67,600                                              2,022
    o ASM Lithography Holding NV    5,300                                     46
  (8) Euronext NV     119,900                                              2,387
      Fortis    69,220                                                     1,265
      Heineken NV    4,200                                                   169
  (4) Hunter Douglas NV     122,300                                        3,004
      ING Groep NV    2,100                                                   35
      Koninklijke Ahold NV    93,500                                       1,176
    * Royal Dutch Petroleum Co.    21,690                                    928
      Sligro Beheer NV    8,608                                              293
      Unilever NV    20,930                                                1,342
      Wolters Kluwer NV    35,900                                            630
                                                                     -----------
                                                                          13,992

      NEW ZEALAND  0.1%
      --------------------------------------------------------------------------
      Warehouse Group Ltd.    73,500                                         260

      NORWAY  0.1%
      --------------------------------------------------------------------------
      Storebrand ASA    2,500                                                  9
      Tandberg ASA    24,800                                                 268
                                                                     -----------
                                                                             277

      PORTUGAL  0.2%
      --------------------------------------------------------------------------
      Portugal Telecom SGPS SA    66,800                                     403

      SINGAPORE  0.5%
      --------------------------------------------------------------------------
      Comfort Group Ltd.    1,118,000                                        450
      DBS Group Holdings Ltd.    70,000                                      492
      Unisteel Technology Ltd.    361,000                                    114
                                                                     -----------
                                                                           1,056

      SOUTH AFRICA  0.7%
      --------------------------------------------------------------------------
      Aveng Ltd.    171,400                                                  168
      Edgars Consolidated Stores Ltd.    58,700                              226
      Foschini Ltd.    324,400                                               304
      Iscor Ltd.    137,900                                                  318
      Massmart Holdings Ltd.    30,567                                        50
      Nortel Healthcare Holdings Ltd.    900,000                             268
      Trustworths International Ltd.    269,382                              151
                                                                     -----------
                                                                           1,485

      SOUTH KOREA  0.8%
      --------------------------------------------------------------------------
      Handsome Co. Ltd.    24,390                                            184
      Kh Vatec Co.  Ltd.    3,740                                            157
      Korea Information Service Inc.    12,797                               238
      Pulmuone Co Ltd.    7,160                                              223
      Sk Telecom Co. Ltd.    4,400                                           813
      You Eal Electronics Co. Ltd.    7,011                                  132
                                                                     -----------
                                                                           1,747

      SPAIN  2.1%
      --------------------------------------------------------------------------
      Acciona SA    2,400                                                     93
      Banco Bilbao Vizcaya Argentaria SA    2,100                             20
      Banco Popular Espanol SA    15,000                                     642
    o Baron de Ley SA    17,400                                              474
      Centros Comercials Carrefour    35,800                                 497
      CIA Distribution Integral Logista SA    3,346                           65
      Grupo Ferrovial SA    11,400                                           265
      Inditex SA    72,700                                                 1,634
      Prisa-Promotora de Informaciones SA    33,600                          233

                                                            See financial notes.

SCHWAB INTERNATIONAL MARKETMASTERS FUND(TM) -- Financials

PORTFOLIO HOLDINGS   As of October 31, 2002.  Continued

                                                                     MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      Repsol YPF    34,500                                                   390
      Telefonica SA    5,200                                                  49
                                                                     -----------
                                                                           4,362

      SWEDEN  5.0%
      --------------------------------------------------------------------------
      Autoliv, Inc.    64,600                                              1,245
      Billerud AB    55,394                                                  571
  (1) Ericsson Telefonab. LM AB, Class B    5,987,800                      4,836
      Gamba  AB, Class A    416,100                                        2,166
      Gunnebo AB    20,000                                                   237
      Kungsleden AB    40,700                                                587
      Munters AB    18,004                                                   385
      Perbio Science AB    28,901                                            336
      SKF AB    400                                                           10
                                                                     -----------
                                                                          10,373

      SWITZERLAND  6.3%
      --------------------------------------------------------------------------
      Adecco SA    14,700                                                    578
      Ciba Specialty Chemicals Holdings, Inc.    22,470                    1,583
      Clariant AG    49,170                                                  774
      Credit Swisse Group    99,200                                        1,895
      Givaudan AG    4,800                                                 2,010
      Julius Baer Holding AG, Class B 1,495                                  366
    o Logitech International SA    12,900                                    424
    o Micronas Semiconductor Holding AG    16,800                            290
      Nestle SA    8,235                                                   1,766
      Novartis AG    39,310                                                1,499
      PSP Swiss Property AG    8,921                                         897
      United Bank of Switzerland AG    20,800                                991
                                                                     -----------
                                                                          13,073

      TAIWAN  0.2%
      --------------------------------------------------------------------------
   *o Taiwan Semiconductor Co. Ltd.    49,300                                386

      THAILAND  0.5%
      --------------------------------------------------------------------------
      Bangkok Expressway PLC    1,231,800                                    450
      Land & House Pub Co. Ltd.    290,900                                   484
                                                                     -----------
                                                                             934

      UNITED KINGDOM  20.2%
      --------------------------------------------------------------------------
      3I Group PLC    52,000                                                 406
      Acambis PLC    38,500                                                  153
      Aegis Group PLC    1,810,000                                         1,954
      Alvis PLC    194,200                                                   436
      Associated British Ports Holdings PLC    356,300                     2,230
      BAE Systems PLC    308,900                                             900
      Banyu Pharmaceutical Co. Ltd.    34,800                                318
      Bellway PLC    49,400                                                  370
      BG Group PLC    199,500                                                796
      BHP Billiton PLC    166,341                                            812
      Boots Co. PLC    19,200                                                179
      British American Tobacco PLC    70,900                                 725
      Cambridge Antibody Tech Group PLC    24,300                            236
      Capital Group PLC    171,200                                           600
      Carlton Communications PLC    133,900                                  262
      Compass Group PLC    318,200                                         1,410
      Cordiant Communications Group PLC    1,748,000                       1,025
      Cranswick PLC    73,441                                                560
      DFS Furniture PLC    57,500                                            397
  (3) Diageo PLC      296,100                                              3,338
      Enodis PLC    1,848,000                                              1,489
      Enterprise Inns PLC    33,300                                          301
      FKI PLC    571,300                                                     626
      Game Group PLC    116,000                                              203
  (2) GlaxoSmithKline PLC     177,800                                      3,394
      Granada PLC    468,500                                                 539
      HBOS PLC    114,000                                                  1,262
      Hit Entertainment PLC    57,500                                        219
      Holidaybreak PLC    45,800                                             394
      IG Group PLC    69,392                                                 220
      Imperial Chemical Industries PLC    212,660                            835
      Lloyds TSB Group PLC    181,020                                      1,558
      Luminar PLC    15,500                                                  166
      Man Group PLC    43,100                                                642
      Marks & Spencer Group PLC    193,500                                 1,133
      Merchant Retail Group PLC    152,800                                   281

See financial notes.

                                                                   MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                ($ x 1,000)
  (9) Michael Page Group PLC     1,295,600                               2,351
      Mitie Group PLC    147,000                                           207
      Monsoon PLC    124,066                                               228
      Nestor Healthcare Group PLC    62,200                                173
      New Look Group PLC    128,731                                        530
      Next PLC    70,500                                                   982
      Northern Rock PLC    57,600                                          608
      Pearson PLC    5,200                                                  55
      Powderject Pharmaceutical    33,500                                  214
      Reckitt Benkiser PLC    50,198                                       911
      Reuters Holdings Group PLC    79,400                                 234
      Rolls-Royce PLC    740,800                                         1,208
      RTL Group SA    1,860                                                 47
      Standard Chartered PLC    86,000                                   1,001
      Tesco PLC    597,800                                               1,854
      Westbury PLC    94,000                                               426
    * Willis Group Holdings Ltd.    12,300                                 376
                                                                   -----------
                                                                        41,774

      SECURITY                                      FACE VALUE     MKT. VALUE
        RATE, MATURITY DATE                         ($ x 1,000)    ($ x 1,000)
      SHORT TERM INVESTMENTS  5.2% of investments
      U.S. GOVERNMENT SECURITIES  0.1%
      ------------------------------------------------------------------------
    = U.S. Treasury Bills
        1.61%, 12/19/02                                    80               80
        1.62%, 12/19/02                                    10               10
                                                                   -----------
                                                                            90

                                                                   MKT. VALUE
      SECURITY AND NUMBER OF SHARES                                ($ x 1,000)
      OTHER INVESTMENT COMPANIES  5.1%
      ------------------------------------------------------------------------
      Provident Institutional Funds--
      TempCash    470,286                                                  471
    = Provident Institutional Funds--
      TempFund    10,158,244                                            10,158
                                                                   -----------
                                                                        10,629

END OF PORTFOLIO HOLDINGS. For totals, please see the first page of holdings for this fund.

In addition to the above, the fund held the following at 10/31/02. All numbers x $1,000.

FOREIGN CURRENCY CONTRACTS

                                        AMOUNT OF                       AMOUNT OF
                      CURRENCY TO      CURRENCY TO     CURRENCY TO     CURRENCY TO       UNREALIZED
EXPIRATION DATE       BE RECEIVED      BE RECEIVED     BE DELIVERED    BE DELIVERED    GAINS/(LOSSES)
11/01/2002         Canadian Dollars            101    U.S. Dollars               65               --
11/01/2002         European Euro                14    U.S. Dollars               14               --
11/01/2002         British Pounds               18    U.S. Dollars               29               --
11/04/2002         European Euro                 1    U.S. Dollars                1               --
11/04/2002         European Euro               123    U.S. Dollars              121                1
11/04/2002         British Pounds               24    U.S. Dollars               37               --
11/04/2002         European Euro                 8    U.S. Dollars                8               --
11/04/2002         U.S. Dollars                 15    Swedish Krone             138               --
11/05/2002         European Euro                24    U.S. Dollars               24               --
11/05/2002         European Euro               145    U.S. Dollars              143               --
11/05/2002         Swiss Francs                 25    U.S. Dollars               17               --
11/05/2002         British Pounds               51    U.S. Dollars               80               --
11/05/2002         Norwegian Krone              66    U.S. Dollars                9               --
11/06/2002         European Euro                99    U.S. Dollars               98               --

                                                            See financial notes.

SCHWAB INTERNATIONAL MARKETMASTERS FUND(TM) -- Financials

Statement of
ASSETS AND LIABILITIES
As of October 31, 2002. All numbers x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at market value                                            $206,717 a
Receivables:
      Fund shares sold                                                       170
      Dividends                                                              476
      Foreign tax reclaims                                                    24
      Investments sold                                                       394
Unrealized appreciation on foreign currency                                    5
Prepaid expenses                                                    +          7
                                                                    ------------
TOTAL ASSETS                                                             207,793

LIABILITIES
--------------------------------------------------------------------------------
Payables:
      Fund shares redeemed                                                   129
      Investments bought                                                   1,823
      Due to brokers for futures                                              11
      Investment adviser and administrator fees                               19
      Transfer agency and shareholder service fees                             4
Accrued expenses                                                    +         83
                                                                    ------------
TOTAL LIABILITIES                                                          2,069

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                             207,793
TOTAL LIABILITIES                                                   -      2,069
                                                                    ------------
NET ASSETS                                                              $205,724

NET ASSETS BY SOURCE

Capital received from investors                                          333,178
Net investment income not yet distributed                                     10
Net realized capital losses                                              (93,975) b
Net unrealized capital losses                                            (33,489) b

NET ASSET VALUE (NAV)

                 SHARES
NET ASSETS   /   OUTSTANDING   =   NAV
$205,724         23,536            $8.74

a The fund paid $240,196 for these securities. Not counting short-term obligations and government securities, the fund paid $364,216 for securities during the report period and received $338,955 from securities it sold or that matured.

b These derive from investments, foreign currency transactions and futures. As of the report date, the fund had eleven open S&P 500 futures contracts due to expire on December 20, 2002, with a contract value of $2,435 and an unrealized loss of $15.

FEDERAL TAX DATA
--------------------------------------------------------------
PORTFOLIO COST                                        $240,499
NET UNREALIZED GAINS AND LOSSES:
Gains                                                   $2,735
Losses                                          +      (36,517)
                                                --------------
                                                      ($33,782)

UNDISTRIBUTED EARNINGS:
Ordinary income                                            $14
Long-term capital gains                                    $--

UNUSED CAPITAL LOSSES:
Expires 10/31 of:                                 Loss amount:
     2009                                              $40,326
     2010                                       +       53,351
                                                --------------
                                                       $93,677

RECLASSIFICATIONS:
Net investment income not yet distributed                 $564
Net realized capital losses                               $594
Reclassified as:
Capital received from investors                        ($1,158)

See financial notes.

Statement of
OPERATIONS

For November 1, 2001 through October 31, 2002. All numbers x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                                $ 3,609 a
Interest                                                            +          2
                                                                    ------------
TOTAL INVESTMENT INCOME                                                    3,611

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments sold                                  (52,582)
Net realized gains received from underlying funds                            523
Net realized losses on foreign currency transactions                        (594)
Net realized losses on futures contracts                            +       (476)
                                                                    ------------
NET REALIZED LOSSES                                                      (53,129)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                       18,551
Net unrealized gains on foreign currency transactions                          5
Net unrealized losses on futures contracts                          +        (15)
                                                                    ------------
NET UNREALIZED GAINS                                                      18,541

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                  1,956 b
Transfer agent and shareholder service fees                                  570 c
Trustees' fees                                                                 8 d
Custodian and portfolio accounting fees                                      163
Professional fees                                                             42
Registration fees                                                             34
Shareholder reports                                                           62
Other expenses                                                                16
Proxy fees                                                          +        136
                                                                    ------------
Total expenses                                                             2,987
Expense reduction                                                   -        742 e
                                                                    ------------
NET EXPENSES                                                               2,245

DECREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    3,611
NET EXPENSES                                                        -      2,245
                                                                    ------------
NET INVESTMENT INCOME                                                      1,366
NET REALIZED LOSSES                                                      (53,129) f
NET UNREALIZED GAINS                                                +     18,541 f
                                                                    ------------
DECREASE IN NET ASSETS FROM OPERATIONS                                  ($33,222)

a An additional $97 was withheld for foreign taxes.

b Calculated as 1.40% of average daily net assets. Prior to June 3, 2002, calculated as a percentage of average daily net assets: 0.54% of the first $500 million and 0.49% of assets beyond that.

c Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

d For the fund's independent trustees only.

e Includes $335 from the investment adviser (CSIM) and $359 from the transfer agent and shareholder service agent (Schwab). Schwab waived 100% of its transfer agent and shareholder service fees through June 2, 2002. These reductions reflect a guarantee by CSIM and Schwab to limit the operating expenses of this fund through at least February 29, 2004, to 1.65% of average daily net assets. This limit doesn't include interest, taxes and certain non-routine expenses.

f These add up to a net loss on investments of $34,588.

                                                            See financial notes.

SCHWAB INTERNATIONAL MARKETMASTERS FUND(TM) -- Financials

Statements of
CHANGES IN NET ASSETS
For the current and prior report periods. All numbers x 1,000.

OPERATIONS
--------------------------------------------------------------------------------
                                          11/1/01-10/31/02   11/1/00-10/31/01
Net investment income                              $ 1,366            $12,883
Net realized losses                                (53,129)           (28,066)
Net unrealized gains or losses            +         18,541            (48,873)
                                          -----------------------------------
DECREASE IN NET ASSETS FROM OPERATIONS             (33,222)           (64,056)

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                 1,423             13,736
Distributions from net realized gains     +         13,081             14,079
--------------------------------------------------------------------------------
TOTAL DIVIDENDS AND DISTRIBUTIONS PAID             $14,504            $27,815 a

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                    11/1/01-10/31/02       11/1/00-10/31/01
                                  QUANTITY       VALUE   QUANTITY       VALUE
Shares sold                          7,580     $77,749      4,969     $64,766
Shares reinvested                    1,338      14,503      1,978      26,528
Shares redeemed                 +   (5,309)    (53,981)    (4,922)    (62,175) b
                                ---------------------------------------------
NET DECREASE                         3,609     $38,271      2,025     $29,119

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                   11/1/01-10/31/02         11/1/00-10/31/01
                                 SHARES     NET ASSETS    SHARES     NET ASSETS
Beginning of period              19,927       $215,179    17,902       $277,931
Total increase or decrease   +    3,609         (9,455)    2,025        (62,752) c
                             --------------------------------------------------
END OF PERIOD                    23,536       $205,724    19,927       $215,179 d

a The tax-basis components of distributions paid for the current period are:

  Ordinary income              $ 1,423
  Long-term capital gains      $13,081

b Dollar amounts are net of proceeds received from early withdrawal fees that the fund charges on shares sold 180 days or less after buying them:

  CURRENT PERIOD               $    61
  PRIOR PERIOD                 $   114

c Figures for shares represent shares sold plus shares reinvested, minus shares redeemed. Figures for net assets represent the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.

d Includes net investment income not yet distributed in the amount of $10 at the end of the current period and distributions in excess of $497 at the end of the prior period.

See financial notes.

Financial notes

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF SCHWAB CAPITAL TRUST, A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

Prior to June 3, 2002, each fund invested in a mix of actively managed mutual funds. The transition to their current names and multi-manager strategy began on June 3, 2002.

THE TRUST AND ITS FUNDS

This list shows all of the funds included in Schwab Capital Trust. The funds discussed in this report are highlighted.

SCHWAB CAPITAL TRUST   organized May 7, 1993
   Schwab S&P 500 Fund
   Schwab Small-Cap Index Fund(R)
   Schwab Total Stock Market Index Fund(R)
   Schwab International Index Fund(R)
   Schwab Core Equity Fund(TM)
   Schwab MarketTrack All Equity Portfolio
   Schwab MarketTrack Growth Portfolio
   Schwab MarketTrack Balanced Portfolio
   Schwab MarketTrack Conservative Portfolio
   Schwab U.S. MarketMasters Fund(TM)
   Schwab Balanced MarketMasters Fund(TM)
   Schwab Small-Cap MarketMasters Fund(TM)
   Schwab International MarketMasters Fund(TM)
   Schwab Hedged Equity Fund(TM)
   Communications Focus Fund
   Financial Services Focus Fund
   Health Care Focus Fund
   Technology Focus Fund
   Institutional Select S&P 500 Fund
   Institutional Select Large-Cap Value Index Fund
   Institutional Select Small-Cap Value Index Fund

THE FUNDS OFFER ONE SHARE CLASS. Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials, as described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS PAY DIVIDENDS from net investment income and make distributions from net capital gains once a year.

THE FUND MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, the fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund has set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUND MAY INVEST IN FUTURES CONTRACTS. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for the fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities.

Because futures carry inherent risks, the fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. The fund records the change in market value of futures, and also the change in the amount of margin deposit required ("variation margin").

THE SCHWAB BALANCED MARKETMASTERS FUND(TM) AND SCHWAB INTERNATIONAL MARKETMASTERS FUND(TM) MAY INVEST IN FORWARD CURRENCY CONTRACTS IN CONNECTION WITH THE PURCHASE AND SALE OF PORTFOLIO SECURITIES TO MINIMIZE THE UNCERTAINTY OF CHANGES IN FUTURE EXCHANGE RATES. "Forwards," as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund's financials. If counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE FUNDS MAY ENTER INTO SWAP AGREEMENTS. In these transactions, a fund and a counterparty agree to swap payments that are based on two different rates. The counterparty is typically a large financial institution, and the term of the swap is specified in advance. For example, a fund may agree that for six months it will pay the counterparty the equivalent of the interest on a given amount invested at LIBOR (the London Interbank Offered Rate). In exchange, the counter-party might agree to pay a fund the equivalent of the same amount invested in a certain bond index during this same six months.

Swap agreements carry certain risks. Because the net gains or losses stemming from a swap agreement depend on the movements of one rate relative to another, a fund could experience unanticipated losses if one or both rates failed to behave as expected. A fund also could lose money if a counterparty failed to honor the terms of a swap agreement.

The credit swap or credit default swap is a bilateral financial contract in which one counterparty (the buyer) pays a periodic fee, typically expressed in basis points on the notional amount, in return for a contingent payment by the seller following a credit event. The credit event and the settlement mechanism used to determine the contingent payment are determined by negotiation between the counterparties at the inception of the transaction.

THE FUNDS ARE AUTHORIZED TO WRITE AND PURCHASE PUT AND CALL OPTIONS. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a fund pays a premium whether or not the option is exercised. The funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist.

THE FUNDS MAY BORROW MONEY FROM BANKS AND CUSTODIANS. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary


Schwab MarketMasters Fund(TM)
or emergency purposes. The trust has custodian overdraft facilities and line of credit arrangements of $150 million, $100 million and $150 million with PNC Bank, N.A., Bank of America, N.A. and The Bank of New York, respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

THE FUNDS PAY FEES FOR VARIOUS SERVICES. Through their trust,the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

CSIM is responsible for compensating each fund's investment managers.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS AND/OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THE SECURITIES IN THEIR PORTFOLIOS EVERY BUSINESS DAY. The funds use the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the last-quoted sale price for the day, or, on days when no sale has been reported, halfway between the most recent bid and asked quotes.

- SECURITIES FOR WHICH NO QUOTED VALUE IS AVAILABLE, are valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees.

- BONDS AND NOTES: valued at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When the fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end,and records a realized gain or loss accordingly.

- SWAP AGREEMENTS: each open contract is valued at fair value using guidelines adopted by the fund's Board of Trustees, using a formula that varies with the specific terms of the agreement.

- OPTIONS: open contracts are valued at their last quoted sale price or in case of swaptions (options on swaps) at fair value, that varies with the specific terms of the underlying swap agreement.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

OPTIONS purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Each fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

DIVIDENDS AND DISTRIBUTIONS FROM PORTFOLIO SECURITIES are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

INTEREST INCOME is recorded as it accrues. If a fund bought a debt security at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.


Schwab MarketMasters Fund(TM)

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF:
Schwab U.S. MarketMasters Fund(TM)
Schwab Balanced MarketMasters Fund(TM)
Schwab Small-Cap MarketMasters Fund(TM)
Schwab International MarketMasters Fund(TM)

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab U.S. MarketMasters Fund(TM), Schwab Balanced MarketMasters Fund(TM), Schwab Small-Cap MarketMasters Fund(TM) and Schwab International MarketMasters Fund(TM) (four of the portfolios constituting Schwab Capital Trust, hereafter collectively referred to as the "funds") at October 31, 2002, and the results of each of their operations for the period then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PRICEWATERHOUSECOOPERS LLP
San Francisco, CA
December 6, 2002

PROXY VOTING RESULTS unaudited

SHAREHOLDERS OF THE FUNDS COVERED IN THIS REPORT APPROVED ALL PROPOSALS DESCRIBED IN THE MOST RECENT SCHWAB MARKETMANAGER PORTFOLIOS(R) PROXY SOLICITATION. A special meeting of the shareholders was held on May 28, 2002. The number of votes necessary to conduct the meeting and approve each proposal was obtained. The results of the votes of shareholders are listed below by proposal.

                                                       FOR             AGAINST       ABSTAINED 1
------------------------------------------------------------------------------------------------

PROPOSAL 1

TO AUTHORIZE CHARLES SCHWAB INVESTMENT MANAGEMENT, INC. (CSIM), SUBJECT TO BOARD APPROVAL, TO
HIRE, TERMINATE OR REPLACE SUB-ADVISERS WITHOUT SHAREHOLDER APPROVAL

  Schwab MarketManager Growth Portfolio              8,676,970         428,655         467,550
  Schwab MarketManager Balanced Portfolio            5,045,365         277,761         284,179
  Schwab MarketManager Small Cap Portfolio           6,042,673         265,536         172,800
  Schwab MarketManager International Portfolio      10,056,475         459,648         428,156

PROPOSAL 2

TO APPROVE AN AMENDMENT TO THE INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT WITH CSIM

Schwab MarketManager Growth Portfolio                8,638,252         424,725         510,198
Schwab MarketManager Balanced Portfolio              5,026,300         251,488         329,517
Schwab MarketManager Small Cap Portfolio             5,992,865         282,739         205,405
Schwab MarketManager International Portfolio        10,016,167         449,540         478,573

PROPOSAL 3A1

TO APPROVE THE SUB-ADVISORY AGREEMENT WITH EAGLE ASSET MANAGEMENT, INC.

Schwab MarketManager Growth Portfolio                8,626,862         358,755         587,558

PROPOSAL 3A2

TO APPROVE THE SUB-ADVISORY AGREEMENT WITH HARRIS ASSOCIATES L.P.

Schwab MarketManager Growth Portfolio                8,634,004         360,299         578,872

PROPOSAL 3A3

TO APPROVE THE SUB-ADVISORY AGREEMENT WITH TCW INVESTMENT MANAGEMENT COMPANY

Schwab MarketManager Growth Portfolio                8,624,921         366,211         582,042

PROPOSAL 3A4

TO APPROVE THE SUB-ADVISORY AGREEMENT WITH THORNBURG INVESTMENT MANAGEMENT, INC.

Schwab MarketManager Growth Portfolio                8,637,887         361,665         573,623


Schwab MarketMasters Fund(TM)

                                                       FOR             AGAINST       ABSTAINED 1
------------------------------------------------------------------------------------------------

PROPOSAL 3B1

TO APPROVE THE SUB-ADVISORY AGREEMENT WITH ARONSON + PARTNERS

Schwab MarketManager Balanced Portfolio              5,023,063         245,689         338,553

PROPOSAL 3B2

TO APPROVE THE SUB-ADVISORY AGREEMENT WITH BERGER FINANCIAL GROUP LLC

Schwab MarketManager Balanced Portfolio              5,020,390         251,831         335,084

PROPOSAL 3B3

TO APPROVE THE SUB-ADVISORY AGREEMENT WITH PERKINS, WOLF, MCDONNELL & CO.

Schwab MarketManager Balanced Portfolio              5,022,371         248,307         336,627

PROPOSAL 3B4

TO APPROVE THE SUB-ADVISORY AGREEMENT WITH EAGLE ASSET MANAGEMENT, INC.

Schwab MarketManager Balanced Portfolio              5,033,032         235,943         338,330

PROPOSAL 3B5

TO APPROVE THE SUB-ADVISORY AGREEMENT WITH PACIFIC INVESTMENT MANAGEMENT COMPANY

Schwab MarketManager Balanced Portfolio              5,030,187         236,996         340,122

PROPOSAL 3C1

TO APPROVE THE SUB-ADVISORY AGREEMENT WITH ROYCE & ASSOCIATES, INC.

Schwab MarketManager Small Cap Portfolio             6,006,214         240,239         234,556

PROPOSAL 3C2

TO APPROVE THE SUB-ADVISORY AGREEMENT WITH TCW INVESTMENT MANAGEMENT COMPANY

Schwab MarketManager Small Cap Portfolio             6,000,093         247,406         233,510

PROPOSAL 3C3

TO APPROVE THE SUB-ADVISORY AGREEMENT WITH TOCQUEVILLE ASSET MANAGEMENT L.P.

Schwab MarketManager Small Cap Portfolio             5,998,788         245,797         236,424

PROPOSAL 3C4

TO APPROVE THE SUB-ADVISORY AGREEMENT WITH VEREDUS ASSET MANAGEMENT LLC

Schwab MarketManager Small Cap Portfolio             5,993,073         249,534         238,402

                                                       FOR             AGAINST       ABSTAINED 1
------------------------------------------------------------------------------------------------

PROPOSAL 3D1

TO APPROVE THE SUB-ADVISORY AGREEMENT WITH AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

Schwab MarketManager International Portfolio        10,083,301         389,110         471,869

PROPOSAL 3D2

TO APPROVE THE SUB-ADVISORY AGREEMENT WITH ARTISAN PARTNERS LIMITED PARTNERSHIP

Schwab MarketManager International Portfolio        10,048,424         402,557         493,299

PROPOSAL 3D3

TO APPROVE THE SUB-ADVISOR AGREEMENT WITH HARRIS ASSOCIATES, L.P.

Schwab MarketManager International Portfolio        10,051,024         399,217         494,039

PROPOSAL 3D4

TO APPROVE THE SUB-ADVISORY AGREEMENT WITH WILLIAM BLAIR & COMPANY, LLC

Schwab MarketManager International Portfolio        10,048,172         404,666         491,442

PROPOSAL 4

TO AMEND FUNDAMENTAL INVESTMENT POLICIES

Schwab MarketManager Growth Portfolio                8,495,332         568,248         509,595
Schwab MarketManager Balanced Portfolio              4,984,955         267,557         354,793



Schwab MarketMasters Fund(TM)

Fund trustees unaudited

A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the SchwabFunds(R), including the funds covered in this report.Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

Each of the SchwabFunds (of which there were 45 as of 10/31/02) belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments,Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

                        TRUST POSITION(S);
NAME AND BIRTHDATE      TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 2     Chair, Trustee:             Chair, Co-CEO, Director, The Charles Schwab Corp.; CEO, Director,
7/29/37                 Family of Funds, 1989;      Schwab Holdings, Inc.; Chair, Director, Charles Schwab & Co., Inc.,
                        Investments, 1991;          Charles Schwab Investment Management, Inc.; Chair, Charles Schwab
                        Capital Trust, 1993;        Holdings (UK); Chair, CEO, Schwab (SIS) Holdings, Inc. I, Schwab
                        Annuity Portfolios, 1994.   International Holdings, Inc.; Director, U.S. Trust Corp., United
                                                    States Trust Co. of New York, The Gap, Inc. (clothing retailer),
                                                    Audiobase, Inc. (Internet audio solutions), Vodaphone AirTouch PLC
                                                    (telecom), Siebel Systems (software), Xign, Inc. (electronic payment systems). Until 7/01: Director, The Charles Schwab Trust
                                                    Co. Until 1/99: Director, Schwab Retirement Plan Services, Inc.,
                                                    Mayer & Schweitzer, Inc. (securities brokerage subsidiary of The
                                                    Charles Schwab Corp.), Performance Technologies, Inc. (technology),
                                                    TrustMark, Inc.


1 The SchwabFunds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and some of Mr. Lyons's immediate family members, also own stock of the Charles Schwab Corporation.

INDIVIDUALS WHO ARE INTERESTED TRUSTEES BUT NOT OFFICERS OF THE TRUST

NAME AND BIRTHDATE      TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------------
JOHN PHILIP COGHLAN 1   Trustee: 2000               Vice Chair, EVP, The Charles Schwab Corp.; Vice Chair, President-
5/6/51                  (all trusts).               Retail, Charles Schwab & Co., Inc.; President, CEO, Director, The
                                                    Charles Schwab Trust Co.; Chair, Director, Schwab Retirement Plan
                                                    Services, Inc., Schwab Retirement Technologies,Inc. (formerly
                                                    TrustMark, Inc.); Director, Charles Schwab Investment Management,
                                                    Inc., Performance Technologies, Inc. (technology). Until 7/02:
                                                    Vice Chair, Enterprise President, Retirement Plan Services,
                                                    Services for Investment Managers, Charles Schwab & Co., Inc. Until
                                                    3/02: Director, Charles Schwab Asset Management (Ireland) Ltd.,
                                                    Charles Schwab Worldwide Funds PLC.
-----------------------------------------------------------------------------------------------------------------------
JEFFREY M. LYONS 1      Trustee: 2002               EVP, Asset Management Products and Services, Charles Schwab &
2/22/55                 (all trusts).               Co., Inc. Until 9/01: EVP, Mutual Funds, Charles Schwab & Co., Inc.


INDIVIDUALS WHO ARE OFFICERS OF THE TRUST BUT NOT TRUSTEES

NAME AND BIRTHDATE      TRUST OFFICE(S) HELD        MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK         President, CEO              President, CEO, Charles Schwab Investment Management, Inc;
7/25/54                 (all trusts).               EVP, Charles Schwab & Co., Inc. Until 9/02:President and CIO,
                                                    American Century Investment Management; Director, American
                                                    Century Cos., Inc. Until 6/01: CIO, Fixed Income, American Century
                                                    Cos., Inc. Until 1997: SVP, Director, Fixed Income and Quantitative
                                                    Equity Portfolio Management, Twentieth Century Investors, Inc.
-----------------------------------------------------------------------------------------------------------------------
TAI-CHIN TUNG           Treasurer, Principal        SVP, CFO, Charles Schwab Investment Management, Inc.; VP,
3/7/51                  Financial Officer           The Charles Schwab Trust Co.; Director, Charles Schwab Asset
                        (all trusts).               Management (Ireland) Ltd., Charles Schwab Worldwide Funds PLC.
-----------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD         SVP, Chief Investment       SVP, Chief Investment Officer, Director, Charles Schwab Investment
4/5/55                  Officer                     Management, Inc.; Chief Investment Officer, The Charles Schwab
                        (all trusts).               Trust Co.
-----------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON          Secretary                   SVP, Chief Counsel, Assistant Corporate Secretary, Charles Schwab
3/13/61                 (all trusts).               Investment Management, Inc. Until 6/98: Branch Chief in Enforcement,
                                                    U.S. Securities and Exchange Commission, San Francisco.


1 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab, Coghlan and Lyons, and some of Mr. Lyons's immediate family members, also own stock of the Charles Schwab Corporation.


Schwab MarketMasters Funds(TM)

INDIVIDUALS WHO ARE INDEPENDENT TRUSTEES

NAME AND BIRTHDATE      TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
-----------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER      2000 (all trusts).          Chair, JDN Corp. Advisory LLC; Director, Stanford University,
8/13/60                                             America First Cos., (venture capital/fund management), Redwood
                                                    Trust, Inc. (mortgage finance), Stanford Hospitals and Clinics,
                                                    SRI International (research), LookSmart, Ltd. (Internet
                                                    infrastructure), PMI Group, Inc. (mortgage insurance), Lucile
                                                    Packard Children's Hospital. 2001: Special Advisor to the President,
                                                    Stanford University. Until 2001: VP, Business Affairs, CFO,
                                                    Stanford University.
-----------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD       Family of Funds, 1989;      CEO, Dorward & Associates (management, marketing and communications
9/23/31                 Investments, 1991;          consulting). Until 1999: EVP, Managing Director, Grey Advertising.
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
-----------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER       2000 (all trusts).          Co-CEO, Aphton Corp. (bio-pharmaceuticals). Director, Solectron
11/22/41                                            Corp. (manufacturing), Tenera, Inc. (services and software),
                                                    Airlease Ltd. (aircraft leasing), Mission West Properties
                                                    (commercial real estate), Digital Microwave Corp. (network equipment). Until 1998: Dean, Haas School of Business, University
                                                    of California, Berkeley.
-----------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES        Family of Funds, 1989;      Chair, CEO, Director, Semloh Financial, Inc. (international
5/15/31                 Investments, 1991;          financial services and investment advice).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
-----------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH         2000 (all trusts).          Chair, CEO, Founder, Smith Graham & Co. (investment advisors);
9/28/50                                             Director, Pennzoil-Quaker State Co. (oil and gas), Rorento N.V.
                                                    (investments--Netherlands), Cooper Industries (electrical products);
                                                    Member, audit committee, Northern Border Partners, L.P. (energy).
-----------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS      Family of Funds, 1989;      Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
6/28/38                 Investments, 1991;          Chair, CEO, North American Trust (real estate investments).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.
-----------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY       Family of Funds, 1989;      Chair, CEO, Wilsey Bennett, Inc. (transportation, real estate and
8/18/43                 Investments, 1991;          investments).
                        Capital Trust, 1993;
                        Annuity Portfolios, 1994.

Glossary

Words and phrases that appear in financial reports often have specific meanings that are different from their everyday meanings. The glossary below tells you what is meant by the following terms when they are used in this report.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.


Schwab MarketMasters Funds(TM)

NOTES

NOTES

Contact Schwab

SchwabFunds(R) offers you a complete family of mutual funds, each one based on a time-tested investment approach and using disciplined, clearly defined management strategies.

Actively managed funds include multi-manager stock funds, a long-short stock fund with hedging capabilities, and a range of taxable and tax-free bond funds. Index funds include large-cap, small-cap and international stock funds. The list at right shows all currently available SchwabFunds.

Whether you're an experienced investor or just starting out, SchwabFunds can help you achieve your financial goal. Please call 1-800-435-4000 for a free prospectus and brochure for any SchwabFund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS

The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1 www.schwab.com

SCHWAB BY PHONE(TM) 2

Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)

Automated touch-tone phone service at 1-800-272-4922.

MAIL

Write to SchwabFunds at:
P.O. Box 3812
Englewood, CO  80155-3812
When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

1 Shares of Sweep Investments(TM) may not be purchased over the Internet.

2 Orders placed in person or through a telephone representative are subject to a service fee payable to Schwab.

THE SCHWABFUNDS FAMILY

STOCK FUNDS

Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Core Equity Fund(TM) formerly Analytics Fund
Schwab Hedged Equity Fund(TM)
Schwab Focus Funds
  Communications Focus Fund
  Financial Services Focus Fund
  Health Care Focus Fund
  Technology Focus Fund

Schwab MarketMasters Funds(TM) formerly MarketManager Portfolios
  U.S. MarketMasters Fund(TM)
  Small-Cap MarketMasters Fund(TM)
  International MarketMasters Fund(TM)
  Balanced MarketMasters Fund(TM)

ASSET ALLOCATION FUNDS

Schwab MarketTrack Portfolios(R)
  All Equity Portfolio
  Growth Portfolio
  Balanced Portfolio
  Conservative Portfolio

BOND FUNDS

Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
Schwab YieldPlus Fund(R)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
  Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS

Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER

Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA  94104


DISTRIBUTOR

SchwabFunds(R)
P.O. Box 3812, Englewood, CO  80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2002 Charles Schwab & Co., Inc. All rights reserved.

Member SIPC/NYSE.

Printed on recycled paper.

REG13812-05